JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 122 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN GROWTH TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST
BLUE CHIP GROWTH TRUST
CAPITAL APPRECIATION TRUST
CORE ALLOCATION TRUST
CORE BALANCED TRUST
CORE DISCIPLINED DIVERSIFICATION TRUST
CORE FUNDAMENTAL HOLDINGS TRUST
CORE GLOBAL DIVERSIFICATION TRUST
CORE STRATEGY TRUST (FORMERLY, INDEX ALLOCATION TRUST)
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL ALLOCATION TRUST
GLOBAL BOND TRUST
HEALTH SCIENCES TRUST
HIGH INCOME TRUST
HIGH YIELD TRUST
INTERNATIONAL CORE TRUST
INTERNATIONAL OPPORTUNITIES TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LIFESTYLE AGGRESSIVE TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MID CAP INDEX TRUST
MID CAP INTERSECTION TRUST
MID CAP STOCK TRUST
MONEY MARKET TRUST
NATURAL RESOURCES TRUST
PACIFIC RIM TRUST
REAL ESTATE SECURITIES TRUST
SCIENCE & TECHNOLOGY TRUST
SMALL CAP GROWTH TRUST
SMALL CAP OPPORTUNITIES TRUST
SMALL CAP VALUE TRUST
SMALL COMPANY VALUE TRUST
STRATEGIC BOND TRUST
TOTAL RETURN TRUST
U.S. GOVERNMENT SECURITIES TRUST
VALUE TRUST

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to JHT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2009

JOHN HANCOCK TRUST

APPENDIX A	147
SCHEDULE OF MANAGEMENT FEES	147

FOR MORE INFORMATION	153

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE

The investment objectives, principal investment strategies and principal risks of the funds are set forth in the fund descriptions below, together with performance information for each fund. Each of the American Funds operates as a “feeder fund” (referred to as “JHT Feeder Funds”) which means that the fund does not buy investment securities directly. Instead, it invests in a “master fund” which in turn purchases investment securities. See “American Feeder Funds — Master — Feeder Structure.” The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and the funds (except the JHT Feeder Funds which do not have an adviser). The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the funds. The subadvisers formulate a continuous investment program for the funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

Each fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the fund). There can be no assurance that a fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. See “Additional Information About the Funds’ Principal Risks and Investment Policies.”

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each fund may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) securities of other investment companies that are money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular fund, each fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, derivatives and other strategic transactions risk.” More complete descriptions of options, futures, currency and other derivative transactions that certain funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain funds may invest are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing

Certain risks of investing in each fund are set forth in the fund’s description. If these risks materialize, an investor could lose money in a fund. The following risks as well as the definition of a non-diversified fund and the risks associated with such a fund, are more fully described below under “Additional Information About the Funds’ Principal Risks and Investment Policies.”

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Derivatives risk
•	Equity securities risk
•	Exchange traded funds (“ETFs”) risk
•	Fund of funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Index management risk
•	Industry and sector investing risk
•	Initial public offerings (“IPOs”) risk
•	Investment company securities risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk

•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified fund risk
•	Real estate securities risk
•	Short sales risk

Recent instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the funds themselves are regulated. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the funds’ portfolio holdings. Furthermore, volatile financial markets can expose the funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the funds.

An investment in any of the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each fund’s description contains a bar chart and a performance table, which provide some indication of the risks of investing in the fund. If a fund has less than one complete calendar year of performance, performance information is not provided for the fund.

Bar Chart.  The bar chart shows changes in the performance of or Series II shares of each fund from year to year over a ten-year period, if available. The performance of NAV shares of each fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the fund.

Performance Table.  The table compares each fund’s one, five and ten year average annual returns as of December 31, 2008 for each class of shares to those of a broad-based securities market index.

Performance information in the bar chart and the performance table reflects all fees charged to each fund, such as advisory fees and all fund expenses. None of the funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the funds’ portfolio managers.

6.	Fees and Expenses

The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under “Multiple Classes of Shares.” The table below describes the fees and expenses for each class of shares of each fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

Unless otherwise noted in the footnotes to the Expense Table, expense information for all funds except the New Funds (those with less than six months of operations as of December 31, 2008) is based on expenses incurred during the fiscal year ended December 31, 2008 expressed as a percentage of fund average net assets during the period. For New Funds, expense information is based on estimated amounts for the current fiscal year. Each fund’s annual operating expenses will likely vary throughout the year and from year to year. A fund’s expenses for the current fiscal year may be higher than the expenses in the table below if the fund’s assets have decreased significantly from 2008 average net assets because certain fund expenses do not decrease as asset levels decrease and advisory fee rate breakpoints may not be achieved as asset levels decrease.

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
Blue Chip Growth[3,4]

Series II	0.81%	0.25%	0.04%	0.00%	1.10%	0.00%	1.10%

Capital Appreciation[3]

Series II	0.72%	0.25%	0.04%	0.00%	1.01%	0.00%	1.01%

Core Allocation[5,6]

Series II	0.05%	0.25%	0.07%	0.85%	1.22%	-0.05%	1.17%

Core Balanced[5,6]

Series II	0.05%	0.25%	0.07%	0.79%	1.16%	-0.05%	1.11%

Core Disciplined Diversification[5,6]

Series II	0.05%	0.25%	0.07%	0.63%	1.00%	-0.05%	0.95%

Core Fundamental Holdings[5,6]

Series II	0.05%	0.55%	0.05%	0.41%	1.06%	-0.05%	1.01%

Core Global Diversification[5,6]

Series II	0.05%	0.55%	0.05%	0.42%	1.07%	-0.05%	1.02%

Core Strategy[7]

Series II	0.05%	0.25%	0.05%	0.52%	0.87%	-0.08%	0.79%

Equity-Income[3,4]

Series II	0.81%	0.25%	0.05%	0.00%	1.11%	0.00%	1.11%

Financial Services[3]

Series II	0.82%	0.25%	0.08%	0.00%	1.15%	0.00%	1.15%

Fundamental Value[3]

Series II	0.76%	0.25%	0.05%	0.00%	1.06%	0.00%	1.06%

Global Allocation[3,8]

Series II	0.85%	0.25%	0.10%	0.05%	1.25%	0.00%	1.25%

Global Bond[3,8]

Series II	0.70%	0.25%	0.10%	0.00%	1.05%	0.00%	1.05%

Health Sciences[3,4,8]

Series II	1.05%	0.25%	0.08%	0.00%	1.38%	0.00%	1.38%

High Income[3]

Series II	0.67%	0.25%	0.07%	0.00%	0.99%	0.00%	0.99%

High Yield[3]

Series II	0.66%	0.25%	0.06%	0.00%	0.97%	0.00%	0.97%

International Core[3,8]

Series II	0.89%	0.25%	0.14%	0.00%	1.28%	0.00%	1.28%

International Opportunities[3,8]

Series II	0.87%	0.25%	0.13%	0.00%	1.25%	0.00%	1.25%

International Small Cap[3,8]

Series II	0.94%	0.25%	0.16%	0.00%	1.35%	0.00%	1.35%

International Value[3,8,9]

Series II	0.81%	0.25%	0.14%	0.00%	1.20%	-0.02%	1.18%

Investment Quality Bond[3]

Series II	0.59%	0.25%	0.09%	0.00%	0.93%	0.00%	0.93%

Lifestyle Aggressive[13]

Series II	0.04%	0.25%	0.04%	0.86%	1.19%	0.00%	1.19%

Lifestyle Balanced[13]

Series II	0.04%	0.25%	0.03%	0.76%	1.08%	0.00%	1.08%

Lifestyle Conservative[13]

Series II	0.04%	0.25%	0.03%	0.71%	1.03%	0.00%	1.03%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
Lifestyle Growth[13]

Series II	0.04%	0.25%	0.03%	0.76%	1.08%	0.00%	1.08%

Lifestyle Moderate[13]

Series II	0.04%	0.25%	0.03%	0.74%	1.06%	0.00%	1.06%

Mid Cap Index[3,10]

Series II	0.47%	0.25%	0.03%	0.00%	0.75%	0.00%	0.75%

Mid Cap Intersection[3]

Series II	0.87%	0.25%	0.06%	0.00%	1.18%	0.00%	1.18%

Mid Cap Stock[3]

Series II	0.84%	0.25%	0.05%	0.00%	1.14%	0.00%	1.14%

Money Market[3]

Series II	0.47%	0.25%	0.06%	0.00%	0.78%	0.00%	0.78%

Natural Resources[3]

Series II	1.00%	0.25%	0.08%	0.00%	1.33%	0.00%	1.33%

Pacific Rim[3,8]

Series II	0.80%	0.25%	0.25%	0.00%	1.30%	0.00%	1.30%

Real Estate Securities[3]

Series II	0.70%	0.25%	0.05%	0.00%	1.00%	0.00%	1.00%

Science and Technology[3,4,8]

Series II	1.05%	0.25%	0.07%	0.00%	1.37%	0.00%	1.37%

Small Cap Growth[3]

Series II	1.06%	0.25%	0.08%	0.00%	1.39%	0.00%	1.39%

Small Cap Opportunities[3,11]

Series II	1.00%	0.25%	0.06%	0.00%	1.31%	0.00%	1.31%

Small Cap Value[3]

Series II	1.06%	0.25%	0.06%	0.00%	1.37%	0.00%	1.37%

Small Company Value[3,4]

Series II	1.02%	0.25%	0.06%	0.00%	1.33%	0.00%	1.33%

Strategic Bond[3,8]

Series II	0.67%	0.25%	0.06%	0.00%	0.98%	0.00%	0.98%

Total Return[3,12]

Series II	0.69%	0.25%	0.06%	0.00%	1.00%	0.00%	1.00%

U.S. Government Securities[3]

Series II	0.61%	0.25%	0.09%	0.00%	0.95%	0.00%	0.95%

Value[3]

Series II	0.74%	0.25%	0.06%	0.00%	1.05%	0.00%	1.05%

	Feeder Fund						Master Fund
									Total	Total
		Distibution		Total	Contractual	Net fund			Master Fund and	Master Fund and
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Feeder Fund	Net Feeder
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement [2]	Expenses	fees [14]	Expenses	Expenses	Fund Expenses
American Asset Allocation[15]

Series II	0.00%	0.75%	0.04%	0.79%	-0.01%	0.78%	0.31%	0.01%	1.11%	1.10%

American Bond

Series II	0.00%	0.75%	0.04%	0.79%	0.00%	0.79%	0.39%	0.01%	1.19%	1.19%

American Global Growth[15]

Series II	0.00%	0.75%	0.06%	0.81%	-0.03%	0.78%	0.53%	0.02%	1.36%	1.33%

	Feeder Fund						Master Fund
									Total	Total
		Distibution		Total	Contractual	Net fund			Master Fund and	Master Fund and
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Feeder Fund	Net Feeder
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement [2]	Expenses	fees [14]	Expenses	Expenses	Fund Expenses
American Global Small Capitalization[15]

Series II	0.00%	0.75%	0.11%	0.86%	-0.08%	0.78%	0.71%	0.03%	1.60%	1.52%

American Growth

Series II	0.00%	0.75%	0.04%	0.79%	0.00%	0.79%	0.32%	0.01%	1.12%	1.12%

American Growth-Income

Series II	0.00%	0.75%	0.04%	0.79%	0.00%	0.79%	0.27%	0.01%	1.07%	1.07%

American High-Income Bond[15]

Series II	0.00%	0.75%	0.21%	0.96%	-0.18%	0.78%	0.47%	0.01%	1.44%	1.26%

American International

Series II	0.00%	0.75%	0.04%	0.79%	0.00%	0.79%	0.49%	0.03%	1.31%	1.31%

American New World[15]

Series II	0.00%	0.75%	0.13%	0.88%	-0.10%	0.78%	0.76%	0.05%	1.69%	1.59%

The “Total Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (“Acquired Fund Fees and Expenses”). The Total Operating Expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based on the estimated indirect net expenses associated with the fund’s investment in the underlying funds.

Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain funds or otherwise reimburse the expenses of those funds (“Participating Funds”). The reimbursement will equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund.

T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following funds of the Trust: Blue Chip Growth Trust, Equity-Income Trust, Science & Technology Trust, Small Company Value Trust, Health Sciences Trust, Mid Value Trust, Balanced Trust, Spectrum Income Trust, Real Estate Equity Trust, and Capital Appreciation Value Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the “T. Rowe Portfolios”). Based on the combined average daily net assests of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) is as follows: 0.00% for the first $750 million, 5.0% for the next $750 million, 7.5% for the next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T.Rowe Price or the Adviser at any time.
5
For funds and classes that have not commenced operations or have inception date of less than six months as of December 31, 2008, expenses are estimated.
6
The Adviser has contractually agreed to waive the advisory fee. This waiver will expire May 1, 2010 unless extended by the Adviser.
7
The Adviser has contractually agreed to reimburse Expenses of the Fund that exceed 0.02% of the average annual net assets of the fund. Expenses includes all expenses of the fund except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.
8
“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.
9
The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. This advisory fee waiver will remain in place until May 1, 2010.
10
The Adviser has agreed to reduce its advisory fee for each class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.050% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.
11
The Adviser has agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Fund does not exceed 0.45% of the fund’s average net assets.
12
“Other Expenses” reflects the estimate expenses to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.
13
“Acquired Fund Fees and Expenses” are estimated based on a rebalance of investments in underlying funds.
14
Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) waived a portion of its management fee from September 1, 2004 through December 31,2008. The fees shown do not reflect any waivers. See the financial highlights table in the American Funds Insurance Series’ prospectus or annual report for further information.
15
The Adviser has contractually limited other fund level expenses to 0.03% until May 1, 2010. Other fund level expenses consist of operating expenses of the the fund, excluding adviser fee, 12b-1 fee, transfer agent fees, blue sky, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
EXAMPLES OF EXPENSES

The Examples are intended to help an investor compare the cost of investing in each fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in a fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that a fund’s operating expenses remain the same, after contractual (but not voluntary) expense reimbursements. The Examples do not reflect the expenses of any variable insurance contract that may use a fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
American Asset Allocation

Series II	$112	$351	$610	$1,350

American Bond

Series II	$121	$378	$654	$1,443

American Global Growth

Series II	$135	$425	$739	$1,629

American Global Small Capitalization

Series II	$155	$489	$855	$1,885

American Growth

Series II	$114	$356	$617	$1,363

American Growth-Income

Series II	$109	$340	$590	$1,306

American High-Income Bond

Series II	$128	$419	$751	$1,690

American International

Series II	$133	$415	$718	$1,579

American New World

Series II	$162	$512	$898	$1,979

Blue Chip Growth

Series II	$112	$350	$606	$1,340

Capital Appreciation

Series II	$103	$322	$558	$1,236

Core Allocation

Series II	$119	$382	$666	$1,473

Fund/Class	Year 1	Year 3	Year 5	Year 10
Core Balanced

Series II	$113	$364	$633	$1,405

Core Disciplined Diversification

Series II	$97	$313	$548	$1,220

Core Fundamental Holdings

Series II	$103	$332	$580	$1,290

Core Global Diversification

Series II	$104	$335	$585	$1,301

Core Strategy

Series II	$81	$261	$466	$1,057

Equity-Income

Series II	$113	$353	$612	$1,352

Financial Services

Series II	$117	$365	$633	$1,398

Fundamental Value

Series II	$108	$337	$585	$1,294

Global Allocation

Series II	$127	$397	$686	$1,511

Global Bond

Series II	$107	$334	$579	$1,283

Health Sciences

Series II	$140	$437	$755	$1,657

High Income

Series II	$101	$315	$547	$1,213

High Yield

Series II	$99	$309	$536	$1,190

International Core

Series II	$130	$406	$702	$1,545

International Opportunities

Series II	$127	$397	$686	$1,511

International Small Cap

Series II	$137	$428	$739	$1,624

International Value

Series II	$120	$377	$656	$1,451

Investment Quality Bond

Series II	$95	$296	$515	$1,143

Lifestyle Aggressive

Series II	$121	$378	$654	$1,443

Lifestyle Balanced

Series II	$110	$343	$595	$1,317

Lifestyle Conservative

Series II	$105	$328	$569	$1,259

Lifestyle Growth

Series II	$110	$343	$595	$1,317

Lifestyle Moderate

Series II	$108	$337	$585	$1,294

Fund/Class	Year 1	Year 3	Year 5	Year 10
Mid Cap Index

Series II	$77	$240	$417	$930

Mid Cap Intersection

Series II	$120	$375	$649	$1,432

Mid Cap Stock

Series II	$116	$362	$628	$1,386

Money Market

Series II	$80	$249	$433	$966

Natural Resources

Series II	$135	$421	$729	$1,601

Pacific Rim

Series II	$132	$412	$713	$1,568

Real Estate Securities

Series II	$102	$318	$552	$1,225

Science and Technology

Series II	$139	$434	$750	$1,646

Small Cap Growth

Series II	$142	$440	$761	$1,669

Small Cap Opportunities

Series II	$133	$415	$718	$1,579

Small Cap Value

Series II	$139	$434	$750	$1,646

Small Company Value

Series II	$135	$421	$729	$1,601

Strategic Bond

Series II	$100	$312	$542	$1,201

Total Return

Series II	$102	$318	$552	$1,225

U.S. Government Securities

Series II	$97	$303	$525	$1,166

Value

Series II	$107	$334	$579	$1,283

SMALL CAP FUNDS

SMALL CAP GROWTH TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.7 billion as of February 28, 2009) or the S&P Small Cap 600 Index ($2.1 billion as of February 28, 2009).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in “IPOs”. The fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-3.43%	-8.89%	-3.78%	-28.21%	48.83%	9.45%	17.00%	13.21%	13.77%	-39.80%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	26.90% (Quarter ended 12/31/2001) Worst Quarter: -27.11% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-39.80%	-0.14%	-1.07%	4/29/2005
Russell 2000 Growth Index	-38.54%	-2.35%	-0.76%

A The Series I and Series II shares of the fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Emerging Growth Fund, the fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

SMALL CAP OPPORTUNITIES TRUST

Subadvisers:	Invesco Aim Capital Management, Inc. (“Invesco Aim”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”)

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Each subadviser’s investment strategy is described below.

Invesco Aim

Invesco Aim will manage its portion of the fund’s assets (the “Invesco Aim Subadvised Assets”) as follows:

Under normal market conditions, Invesco Aim invests at least 80% of the Invesco Aim Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco Aim considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2009, the capitalization of companies in the Russell 2000 Index range from $3.2 million to $ 3.7 billion.

Invesco Aim considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Aim Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Invesco Aim attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Aim Subadvised Assets.

In selecting investments, Invesco Aim utilizes a disciplined portfolio construction process that aligns the fund with the S&P Small Cap 600 Index, which Invesco Aim believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco Aim may invest up to 25% of the Invesco Aim Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S.

Invesco Aim may invest up to 15% of the Invesco Aim Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book to market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Generally, the relative market capitalization of the issuer determines the weighting of the security in the fund’s portfolio. Market capitalization weighting will be adjusted by DFA for trading strategies and a variety of other factors. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criterion if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

The fund’s investment process may, at times, result in a higher than average portfolio turnover rate and increased trading expense.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Investment company securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

25.48%	7.61%	10.19%	-7.80%	-42.25%

2004	2005	2006	2007	2008

Best Quarter:	13.18% (Quarter ended 12/31/2004) Worst Quarter: -26.14% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series II	-42.25%	-4.55%	1.83%	5/5/2003
Russell 2000 Value IndexA	-28.92%	0.27%	6.45%
Russell 2000 IndexB	-33.79%	-0.93%	4.85%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.
B Effective December 19, 2008, the fund changed the index to which it compares its performance from the Russell 2000 Value Index to the Russell 2000 Index which more accurately reflects the combined investment style of the subadivsers to the fund.

SMALL CAP VALUE TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.7 billion as of February 28, 2009) or the S&P Small Cap 600 Index ($2.1 billion as of February 28, 2009).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

34.19%	19.10%	-6.43%	37.97%	25.45%	9.00%	19.03%	-3.08%	-26.31%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	18.86% (Quarter ended 6/30/2003) Worst Quarter: -23.36% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-26.31%	3.06%	10.41%	4/29/2005
Russell 2000 Value IndexB	-28.92%	0.27%	6.67%

A The Series I and Series II shares of the fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Value Fund, the fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

SMALL COMPANY VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($3.2 million to $3.7 billion as of February 28, 2009). The fund invests in small companies whose common stocks are believed to be undervalued.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities (“junk bonds”). The fund’s fixed income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

8.00%	5.93%	6.54%	-6.00%	33.56%	25.06%	6.73%	15.16%	-1.35%	-27.26%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.90% (Quarter ended 6/30/2003) Worst Quarter: -25.48% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-27.26%	1.98%	5.37%	1/28/2002
Russell 2000 Value Index	-28.92%	0.27%	6.11%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performamce for periods prior to January 28, 2002 reflected Series II expenses, performance would have been lower.

MID CAP FUNDS

MID CAP INTERSECTION TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($41 million to $13.8 billion as of February 28, 2009) or the S&P MidCap 400 Index ($42 million to $4.6 billion as of February 28, 2009).

The fund is constructed stock by stock, an investment approach the subadviser refers to as “bottom-up.” The fund combines the subadviser’s proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser’s fundamental analysis. The subadviser’s fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser’s assessment of timeliness focuses on stocks with favorable earnings and stock price momentum.

In constructing the portfolio, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. Risk analysis is conducted in order to minimize any unintended consequences of bottom-up stock picking. The portfolio seeks to be well diversified, not taking large industry and style positions relative to the market benchmark.

The fund may invest in IPOs and ETFs.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Exchange traded funds risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-42.17%

2008

Best Quarter:	8.36% (Quarter ended 6/30/2008) Worst Quarter: -26.88% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series II	-42.17%	-31.02%	4/30/2007
S&P MidCap 400 IndexA	-36.23%	-24.04%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

MID CAP STOCK TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($41 million to $13.8 billion as of February 28, 2009) or the S&P MidCap 400 Index ($42 million to $4.6 billion as of February 28, 2009).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-3.97%	-10.99%	-22.56%	41.97%	18.75%	14.42%	13.31%	23.35%	-43.93%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.74% (Quarter ended 12/31/2001) Worst Quarter: -25.43% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-43.93%	1.26%	0.09%	1/28/2002
Russell MidCap Growth IndexB	-44.32%	-2.33%	-1.00%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

VALUE TRUST

Subadviser:	Morgan Stanley Investment Management Inc. doing business as Van Kampen

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($41 million to $13.8 billion as of February 28, 2009).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-2.79%	24.57%	3.42%	-22.86%	38.60%	15.04%	12.35%	20.80%	8.00%	-40.96%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.44% (Quarter ended 6/30/2003) Worst Quarter: -27.90% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-40.96%	-0.09%	2.92%	1/28/2002
Russell MidCap Value	-38.44%	0.33%	4.44%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

LARGE CAP FUNDS

BLUE CHIP GROWTH TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide long-term growth of capital. Current income is a secondary objective.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions.  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams.  Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals.  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment grade debt securities (“junk bonds”). The fund will not purchase a non-investment grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Loan participations risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

19.43%	-2.76%	-14.61%	-24.32%	29.02%	8.83%	5.36%	9.31%	12.51%	-42.63%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.34% (Quarter ended 12/31/1999) Worst Quarter: -24.91% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-42.63%	-4.15%	-2.41%	1/28/2002
S&P 500 Index	-37.00%	-2.19%	-1.38%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

CAPITAL APPRECIATION TRUST

Subadviser:	Jennison Associates LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) ADRs; (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk
•	Real estate securities risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-18.41%	-30.73%	29.35%	9.23%	13.70%	2.06%	11.36%	-37.36%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.38% (Quarter ended 12/31/2001) Worst Quarter: -20.93% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-37.36%	-2.43%	-6.71%	1/28/2002
Russell 1000 Growth IndexB	-38.44%	-3.42%	-7.77%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

EQUITY-INCOME TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide substantial dividend income and also long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.

The fund will generally consider companies with the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;

•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”). The fund’s fixed income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

3.40%	12.99%	1.29%	-13.35%	25.40%	14.61%	3.72%	18.76%	3.16%	-36.16%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.64% (Quarter ended 6/30/2003) Worst Quarter: -22.47% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-36.16%	-1.45%	1.80%	1/28/2002
Russell 1000 Value Index	-36.85%	-0.79%	1.36%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

FUNDAMENTAL VALUE TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed income securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-16.28%	29.57%	11.44%	8.70%	14.24%	3.87%	-39.46%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	17.22% (Quarter ended 6/30/2003) Worst Quarter: -24.85% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-39.46%	-2.74%	-1.57%	1/28/2002
S&P 500 IndexB	-37.00%	-2.19%	-2.36%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

INTERNATIONAL FUNDS

INTERNATIONAL CORE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek high total return.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of February 28, 2009, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $199 million to $126 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;
•	Countries — stock market valuation, GDP trends and positive market sentiment; and
•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Large company risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

29.71%	-16.57%	-21.54%	-21.69%	30.26%	15.35%	15.70%	24.54%	11.21%	-38.78%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	23.58% (Quarter ended 12/31/1999) Worst Quarter: -22.14% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-38.78%	2.51%	-0.20%	1/28/2002
MSCI EAFE Index	-43.06%	2.10%	1.18%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INTERNATIONAL OPPORTUNITIES TRUST

Subadviser:	Marsico Capital Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in an unlimited number of companies of any size throughout the world. The fund invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the U.S.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell the fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

23.90%	19.77%	-50.66%

2006	2007	2008

Best Quarter:	11.34% (Quarter ended 12/31/2006) Worst Quarter: -27.93% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series II	-50.66%	-2.58%	4/29/2005
MSCI EAFE IndexA	-43.06%	-2.24%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

INTERNATIONAL SMALL CAP TRUST

Subadviser:	Franklin Templeton Investments Corp.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profits margins and liquidation value and other factors.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

84.92%	-29.16%	-31.10%	-16.73%	54.52%	21.03%	10.10%	27.29%	9.90%	-53.11%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	58.65% (Quarter ended 12/31/1999) Worst Quarter: -32.58% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-53.11%	-2.65%	0.15%	1/28/2002
Citigroup Global ex U.S. <$2 Billion Index	-49.15%	3.19%	5.95%
Combined IndexB	-49.15%	3.19%	2.96%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global Equity U.S. <$2 Billion Index from June 1, 2003 and thereafter.

INTERNATIONAL VALUE TRUST

Subadviser:	Templeton Investment Counsel, LLC

•	Sub-Subadviser: Templeton Global Advisors Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-6.46%	-9.97%	-17.84%	44.52%	21.37%	10.31%	29.27%	9.36%	-42.81%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	24.03% (Quarter ended 6/30/2003) Worst Quarter: -23.49% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-42.81%	1.60%	1.22%	1/28/2002
MSCI EAFE IndexB	-43.06%	2.10%	0.65%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

PACIFIC RIM TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To achieve long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of fund securities.

The countries of the Pacific Rim region are:

•	Australia
•	Pakistan
•	New Zealand
•	Taiwan
•	India
•	China
•	Philippines
•	Thailand
•	Hong Kong
•	Indonesia
•	South Korea
•	Singapore
•	Malaysia
•	Japan

Equity-related securities in which the fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

The subadviser’s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world’s capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions

The fund may also purchase and sell the following equity-related financial instruments:

•	exchange-listed call and put options on equity indices,

•	over-the-counter (“OTC”) and exchange-listed equity index futures,
•	OTC and exchange-listed call and put options on currencies held by the fund, and
•	OTC foreign currency futures contracts on currencies held by the fund.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See “Hedging and Other Strategic Transactions” for further information on these investment strategies.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

62.87%	-24.37%	-18.57%	-12.53%	40.17%	17.09%	25.42%	10.92%	8.95%	-40.04%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	23.19% (Quarter ended 12/31/1999) Worst Quarter: -21.17% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-40.04%	1.25%	2.73%	1/28/2002
MSCI AC Pacific Index	-40.34%	2.69%	2.72%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

FIXED-INCOME FUNDS

GLOBAL BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies – Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-6.67%	1.68%	0.53%	19.95%	15.25%	10.21%	-6.77%	5.07%	9.35%	-4.66%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	10.73% (Quarter ended 6/30/2002) Worst Quarter: -9.53% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-4.66%	2.39%	4.03%	1/28/2002
JP Morgan Global-Unhedged Index	12.00%	6.24%	5.95%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

HIGH INCOME TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek high current income; capital appreciation is a secondary goal.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”) as rated by S&P and Moody’s. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P’s or by Moody’s. There is no limit on the fund’s average maturity. The foreign securities in which the fund may invest include both developed and emerging market securities.

In managing the fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The fund is authorized to use all of the various investment strategies referred to under “Hedging and Other Strategic Transactions” in the SAI. In addition, the fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its objectives.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-43.53%

2008

Best Quarter:	-1.49% (Quarter ended 9/30/2007) Worst Quarter: -27.52% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series II	-43.53%	-31.99%	4/30/2007
Merrill US High Yield Master II IndexA	-26.39%	-7.46%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

HIGH YIELD TRUST

Subadviser:	Western Asset Management Company

•	Sub-Subadviser: Western Asset Management Company Limited

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities
Rating Agency

Moody’s	Ba through C
Standard & Poor’s	BB through D

Non-investment grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment grade securities.

The fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the fund.

The fund may invest in fixed and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average fund duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

8.00%	-8.97%	-5.48%	-6.76%	23.91%	10.85%	3.56%	10.24%	1.36%	-29.58%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	7.92% (Quarter ended 6/30/2003) Worst Quarter: -20.59% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-29.70%	-2.05%	-0.32%	1/28/2002
Citigroup High Yield Index	-25.91%	-0.93%	2.19%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INVESTMENT QUALITY BOND TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To provide a high level of current income consistent with the maintenance of principal and liquidity.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

The balance (no more than 20%) of the fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the fund will invest are described below under “Strategic Bond Trust.” No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average fund duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may make short sales of a security including short sales “against the box.”

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-1.79%	9.40%	7.33%	9.85%	7.24%	4.65%	2.03%	3.36%	5.92%	-1.72%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	4.41% (Quarter ended 9/30/2002) Worst Quarter: -3.49% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-1.72%	2.81%	4.55%	1/28/2002
Combined IndexB	4.51%	4.37%	5.53%
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index is comprised of 50% of the return of the Barclays Capital Government Bond Index and 50% of the return of the Barclays Capital Credit Bond Index.

MONEY MARKET TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by S&P) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by S&P);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments will mature in 397 days or less and the fund maintains a dollar-weighted average fund maturity of 90 days or less. By limiting the maturity of their investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the fund will be able to do so.

The fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $10.00 per share, it is possible to lose money by investing in this fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Fixed-income securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

4.60%	5.88%	3.59%	0.99%	0.38%	0.61%	2.46%	4.23%	4.35%	1.56%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	1.52% (Quarter ended 9/30/2000) Worst Quarter: 0.06% (Quarter ended 3/31/2004)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	1.56%	2.63%	2.85%	1/28/2002
Citigroup 3 Month Treasury Bill Index	1.80%	3.10%	3.30%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

STRATEGIC BOND TRUST

Subadviser:	Western Asset Management Company

•	Sub-Subadviser: Western Asset Management Company Limited

Investment Objective:	To seek a high level of total return consistent with preservation of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The fund’s assets may be allocated among the following five sectors of the fixed income market:

•	U.S. government obligations,
•	investment grade domestic corporate fixed income securities,
•	below investment grade or non-investment grade high yield corporate fixed income securities,
•	mortgage-backed and asset-backed securities; and
•	investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved for the fund by investing in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the fund are set forth in the section entitled “Other Instruments” in the SAI. The types and characteristics of the money market securities purchased by the fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the fund. The fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those countries which, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank, in its annual categorization, as middle or low-income.

Although the subadviser does not anticipate investing in excess of 75% of the fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities	Sovereign Debt Instruments

• issuer’s financial condition	• economic and political conditions within the issuer’s country
• issuer’s sensitivity to economic conditions and trends	• issuer’s external and overall debt levels, and its ability to pay principal and interest when due
• issuer’s operating history	• issuer’s access to capital markets and other sources of funding
• experience and track record of the issuer’s management	• issuer’s debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

2.22%	7.38%	6.24%	8.86%	12.93%	6.39%	2.44%	6.86%	-0.35%	-16.12%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	5.85% (Quarter ended 6/30/2003) Worst Quarter: -7.23% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-16.22%	-0.56%	3.38%	1/28/2002
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

TOTAL RETURN TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Mortgage-backed and asset-backed securities risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

10.91%	8.28%	9.44%	4.87%	4.71%	2.25%	3.42%	8.36%	2.53%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	6.43% (Quarter ended 9/30/2001) Worst Quarter: -3.64% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	2.53%	4.23%	5.50%	1/28/2002
Barclays Capital U.S. Aggregate Bond IndexB	5.24%	4.65%	5.85%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

U.S. GOVERNMENT SECURITIES TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The fund invests in:

•	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
•	U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);
•	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);
•	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
•	futures contracts or financial instruments and indices; and
•	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-0.23%	10.87%	7.03%	7.92%	1.59%	2.70%	1.45%	4.19%	2.93%	-1.64%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	4.48% (Quarter ended 9/30/2001) Worst Quarter: -2.26% (Quarter ended 6/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-1.64%	1.91%	3.62%	1/28/2002
Citigroup 1-10 Year Treasury Index	11.41%	5.40%	5.67%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

HYBRID FUNDS

GLOBAL ALLOCATION TRUST

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the fund invests in equity and fixed income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed income securities and equity securities.

The fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, including emerging markets, based upon the subadviser’s assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company’s current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

Within the equity portion of the fund’s portfolio, the subadvisor also may utilize a growth-oriented strategy when investing in US and non-US securities. In selecting growth equities, the subadvisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics, including earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum. The subadvisor expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as “junk bonds”).

The subadviser’s fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The fund’s risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions and transaction costs.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The fund may, but is not required to, use derivative instruments for risk management purposes or as part of the fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Investment company securities risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-13.38%	-23.31%	26.47%	12.52%	5.93%	13.28%	4.87%	-34.39%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	14.24% (Quarter ended 6/30/2003) Worst Quarter: -20.56% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-34.39%	-1.46%	-3.18%	1/28/2002
Combined IndexB	-26.86%	1.99%	-1.37%
S&P 500 IndexC	-37.00%	-2.19%	-3.77%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index was added to more accurately reflect the investment objective of the Global Allocation Trust, and is an unmanaged index compiled by UBS Global Asset Management. It was constructed as follows: 40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global. Effective February 1, 2009, the Combined Index is constructed as follows: 65% MSCI All-Country World Index, 15% Citigroup World Government Bond Ex US Index (WGBI Ex US), 15% Citigroup World Government Bond US Index (WGBI

US), 2% JPMorgan Emerging Markets Bond Index Global (EMBI Global) and 3% Merrill Lynch US High Yield Cash Pay Constrained Index.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Industry or sector investing risk
•	Issuer risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-17.97%	33.40%	10.09%	9.62%	22.77%	-6.93%	-44.75%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.85% (Quarter ended 6/30/2003) Worst Quarter: -27.19% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-44.75%	-5.29%	-3.25%	1/28/2002
Lipper Financial Services IndexB	-47.75%	-8.82%	-4.10%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

HEALTH SCIENCES TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-27.24%	35.91%	15.04%	12.28%	8.30%	17.44%	-30.06%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	18.05% (Quarter ended 6/30/2003) Worst Quarter: -19.65% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-30.06%	2.82%	2.75%	1/28/2002
Lipper Health/Biotechnology IndexB	-24.13%	1.76%	1.07%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

NATURAL RESOURCES TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term total return.

Investment Strategies:	Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies, which are described below.

Energy.  The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining.  The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products.  The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies.  Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related
•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies, and non-ferrous metals.

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency hedging to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	Industry or sector investing risk
•	Issuer risk
•	Liquidity risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

24.05%	46.42%	22.03%	40.44%	-51.71%

2004	2005	2006	2007	2008

Best Quarter:	25.69% (Quarter ended 9/30/2005) Worst Quarter: -36.64% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series II	-51.71%	8.49%	14.60%	5/5/2003
Lipper Natural Resources IndexA	-49.00%	10.16%	13.67%
Combined IndexA,B	-43.73%	7.41%	13.34%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.
B The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

REAL ESTATE SECURITIES TRUST

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

•	Sub-Subadviser: RREEF America (“RREEF”) L.L.C.

Investment Objective:	To seek to achieve a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers RREEF believes will be the most profitable to the fund. RREEF also considers the effect of the real estate securities markets in general when making investment decisions. RREEF does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, RREEF expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When RREEF believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks).

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Non-diversified risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-8.00%	25.71%	3.15%	2.52%	38.93%	31.77%	11.65%	37.82%	-15.77%	-39.58%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	15.99% (Quarter ended 12/31/2004) Worst Quarter: -40.00% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-39.58%	0.63%	5.78%	1/28/2002
Morgan Stanley REIT Index	-40.87%	-0.29%	6.67%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SCIENCE & TECHNOLOGY TRUST

Subadvisers:	T. Rowe Price Associates, Inc. (“T. Rowe Price”) and RCM Capital Management LLC (“RCM”)

Investment Objective:	To seek long-term growth of capital. Current income is incidental to the fund’s objective.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced quarterly so that each subadviser manages the following portion of the fund:

50%* T. Rowe Price

50%* RCM

*Percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the fund include:

•	computers including hardware, software and electronic components
•	telecommunications
•	media and information services
•	environmental services
•	e-commerce
•	life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

99.49%	-34.06%	-41.25%	-40.84%	50.46%	0.79%	1.82%	5.38%	19.27%	-44.60%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	41.72% (Quarter ended 12/31/1999) Worst Quarter: -40.43% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-44.60%	-6.50%	-6.86%	1/28/2002
Lipper Science and Technology Index	-44.10%	-5.23%	-4.06%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

FUNDS OF FUNDS

CORE ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in the Core Allocation Plus Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 50% to 75%

fixed-income securities 25% to 50%

foreign securities 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk

•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in the Balanced Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 55% to 75%

fixed-income securities 25% to 45%

foreign securities 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE DISCIPLINED DIVERSIFICATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in the Disciplined Diversification Trust, a fund of JHT but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 60% to 80%

fixed-income securities 20% to 40%

foreign securities 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE FUNDAMENTAL HOLDINGS TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 50% to 75%

fixed-income securities 25% to 50%

foreign securities 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE GLOBAL DIVERSIFICATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 50% to 75%

fixed-income securities 25% to 50%

foreign securities 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE STRATEGY TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks long term growth of capital. Current income is also a consideration.

Investment Strategies:	Under normal market conditions, the fund operates as a fund of funds and invests in a number of the other index funds of JHT (“Underlying Funds”). The fund invests approximately 70% of its total assets in Underlying Funds which invest primarily in equity securities and approximately 30% of its total assets in Underlying Funds which invest primarily in fixed income securities.

The Underlying Funds eligible for purchase by the fund are the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Fund investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Funds invest primarily in equities securities.

The fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 30% of assets in fixed income securities and 70% of assets in equity securities, the fund may have a fixed income/equity allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions

The fund is not authorized to use any of the various investment strategies referred to under “Hedging, derivatives and other strategic transactions risk.”

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

6.55%	-26.47%

2007	2008

Best Quarter:	4.00% (Quarter ended 6/30/2007) Worst Quarter: -14.86% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series II	-26.47%	-5.17%	2/10/2006
Combined IndexA,B	-26.01%	-4.90%

A The Combined Index is made up of 70% of the S&P 500 and 30% of the Barclays Capital U.S. Aggregate Bond Index.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

LIFESTYLE AGGRESSIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Investment Objective:	To seek long-term growth of capital. Current income is not a consideration.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

14.55%	-5.12%	-13.83%	-20.71%	34.91%	16.06%	10.47%	15.19%	8.31%	-42.10%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	18.07% (Quarter ended 6/30/2003) Worst Quarter: -24.08% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-42.10%	-1.52%	-0.75%	1/28/2002
S&P 500 Index	-37.00%	-2.19%	-1.38%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

LIFESTYLE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed income securities and approximately 60% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk

•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

12.36%	2.34%	-4.85%	-9.95%	23.97%	13.41%	6.74%	12.51%	6.26%	-31.45%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	11.62% (Quarter ended 6/30/2003) Worst Quarter: -17.76% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-31.45%	-0.16%	1.94%	1/28/2002
S&P 500 Index	-37.00%	-2.19%	-1.38%
Combined IndexB	-22.06%	0.71%	1.69%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

LIFESTYLE CONSERVATIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Investment Objective:	To seek a high level of current income with some consideration given to growth of capital.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds, that invest primarily in equity securities and underlying funds, that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

4.18%	7.54%	3.28%	1.77%	11.46%	8.51%	2.81%	8.13%	5.17%	-15.67%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	5.64% (Quarter ended 6/30/2003) Worst Quarter: -8.32% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-15.67%	1.36%	3.45%	1/28/2002
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
Combined IndexB	-4.56%	3.40%	4.41%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 20% of the S&P 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

LIFESTYLE GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Investment Objective:	To seek long-term growth of capital. Current income is also a consideration.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed income securities and approximately 80% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity underlying funds and 20% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

16.50%	-3.18%	-9.16%	-15.85%	29.44%	14.60%	8.45%	13.28%	7.26%	-36.67%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	14.90% (Quarter ended 6/30/2003) Worst Quarter: -20.77% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-36.67%	-0.89%	0.65%	1/28/2002
S&P 500 Index	-37.00%	-2.19%	-1.38%
Combined IndexB	-29.83%	-0.71%	0.19%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 80% of the S&P 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index.

LIFESTYLE MODERATE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Investment Objective:	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk

•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

7.84%	3.92%	-1.09%	-4.08%	17.83%	11.04%	4.00%	10.18%	5.08%	-24.36%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	8.71% (Quarter ended 6/30/2003) Worst Quarter: -13.29% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-24.36%	0.23%	2.39%	1/28/2002
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
Combined IndexB	-13.65%	2.08%	3.09%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 40% of the S&P 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

INDEX FUNDS

MID CAP INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 28, 2009, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $42 million to $4.6 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in futures contracts and Depository Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the prospectus and SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-1.73%	-15.21%	34.32%	15.65%	11.79%	9.44%	7.39%	-36.56%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	17.71% (Quarter ended 12/31/2001) Worst Quarter: -25.66% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-36.56%	-0.73%	1.69%	1/28/2002
S&P MidCap 400 IndexB	-36.23%	-0.08%	2.52%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

AMERICAN FEEDER FUNDS

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST

Master-Feeder Structure
Each of the American Asset Allocation Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHT Feeder Fund’s master fund is listed below:

JHT Feeder Fund	American Funds Master Fund

American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)*
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)*
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)*
American International Trust	International Fund (Class 1 shares)*
American New World Trust	New World Fund (Class 1 shares)

*Prior to April 28, 2008, the American Growth Trust, the American Growth-Income Trust, the American High-Income Bond Trust and the American International Trust invested in Class 2 shares of the corresponding American Funds Master Fund, which are subject to a 0.25% Rule 12b-1 fee. Effective April 28, 2008 each of these JHT Feeder Funds commenced investing in Class 1 shares of the corresponding American Funds Master Fund, which are not subject to a Rule 12b-1 fee and increased the Rule 12b-1 fee for each class of shares of the JHT Feeder Fund by 0.25% to the following rates: 0.75% for Series II shares, 0.60% for Series I shares and 0.25% for Series III shares.

The prospectus for the American Funds Master Funds is delivered together with this Prospectus.

Series I shares of the JHT Feeder Funds are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

Investment Objectives and Strategies
Each JHT Feeder Fund has a stated investment objective which is the same as the objective of the American Funds Master Fund in which it invests. Each American Funds Master Fund pursues this objective through separate investment strategies or policies. There can be no assurance that JHT Feeder Fund or the American Funds Master Fund will achieve its investment objective. The differences in objectives and policies among the American Funds Master Funds can be expected to affect the return of the relevant JHT Feeder Fund and the degree of market and financial risk to which each JHT Feeder Fund is subject. Additional information about JHT Feeder Funds’ and American Funds Master Fund’s investment policies is set forth below under “Additional Information About Each JHT Feeder Fund’s and each American Funds Master Fund’s Investments — Additional Investment Policies.” The investment objective of each JHT Feeder Fund is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

More complete descriptions of certain other instruments in which the JHT Feeder Funds may invest are set forth in the SAI.

Portfolio Turnover.  Portfolio changes of the American Funds Master Funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each American Funds Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the American Funds Master Fund. The portfolio turnover rate of each American Funds Master Fund may vary from year to year, as well as within a year.

Additional Information About Each JHT Feeder Fund’s and Each American Funds Master Fund’s Investments

Master-Feeder Structure

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHT Feeder fund which may include: (a) investing all of the assets of the JHT Feeder Fund in another master fund, (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Fund or as a subadviser to the JHT Feeder Fund with John Hancock Investment Management Services, LLC as the adviser) or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHT Feeder Fund. Should such a distribution occur, the JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of JHT Feeder Fund.

Because each JHT Feeder Fund invests substantially all of its assets in a master fund, each JHT Feeder Fund will bear the fees and expenses of both the JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund which invests directly in securities.

Repurchase Agreements

Each of the JHT Feeder Funds may enter into repurchase agreements. Information regarding repurchase agreements is set forth under “Additional Information about the Funds’ Principal Investment Policies — Repurchase Agreements.”

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

Advisory Arrangements

Because the JHT Feeder Funds are feeder funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Funds Master Fund and to other mutual funds, including the American Funds. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Funds Master Fund.

The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2008 is as follows:

Asset Allocation Fund	0.31%*
Bond Fund	0.40%*
Global Growth Fund	0.53%*
Global Small Capitalization Fund	0.70%*
Growth Fund	0.32%*
Growth-Income Fund	0.26%*
High-Income Bond Fund	0.47%*
International Fund	0.49%*
New World Fund	0.76%*

* CRMC waived a portion of its management fee from September 1, 2004 through December 31, 2008. The fee shown does not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

AMERICAN ASSET ALLOCATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in S&P’s 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

6.45%	3.84%	0.02%	-12.85%	21.24%	7.69%	8.64%	14.10%	5.99%	-29.83%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	12.04% (Quarter ended 6/30/2003) Worst Quarter: -16.41% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-29.83%	-0.14%	1.49%	5/1/2007
Combined IndexB	-22.06%	0.71%	1.69%

A Series II shares were first offered on May 1, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series and the master fund in which the American Asset Allocation Trust invests. The performance of the Class 1 shares of the Asset Allocation Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Asset Allocation Trust. The Class 1 shares of the Asset Allocation Fund were first issued on August 1, 1989.
B The combined Index represents 60% of the Standard & Poor’s 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

AMERICAN BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to maximize current income and preserve capital.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Bond Fund, a series of American Funds Insurance Series. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities (rated Ba1 or below by Moody’s Investor Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by the fund’s investment advisr to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and noncovertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

2.04%	4.44%	7.67%	3.48%	12.23%	5.25%	1.07%	6.49%	2.76%	-9.82%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	4.96% (Quarter ended 12/31/2002) Worst Quarter: -5.68% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-9.82%	0.98%	3.41%	7/29/2005
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%

A Series II shares were first offered on July 29, 2005. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests. The performance of the Class 2 shares of the Bond Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Bond Trust. The Class 2 shares of the Bond Fund were first issued on January 2, 1996.

AMERICAN GLOBAL GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies (including small and medium sized companies) located around the world. The Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Growth Fund should have a long-term perspective and, for example be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

68.77%	-19.32%	-14.63%	-15.10%	34.62%	12.95%	13.52%	19.84%	14.21%	-38.68%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	40.81% (Quarter ended 12/31/1999) Worst Quarter: -20.54% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-38.68%	1.48%	3.64%	5/1/2007
Lipper Global Fund Index	-38.77%	0.42%	1.23%
MSCI World Index	-42.08%	-2.35%	-2.20%

A Series II shares were first offered on May 1, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Global Growth Trust invests. The performance of the Class 1 shares of the Global Growth Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Growth Trust. The Class 1 shares of the Global Growth Fund were first issued on April 30, 1997.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Small Capitalization Fund should have a long-term perspective and for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

90.38%	-16.97%	-13.28%	-19.44%	52.78%	20.23%	24.73%	23.44%	20.69%	-53.79%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	28.73% (Quarter ended 12/31/1999) Worst Quarter: -31.38% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-53.79%	0.64%	5.71%	5/1/2007
S&P/Citigroup Global ex US <2 Billion IndexB	-49.15%	3.19%	5.95%

A Series II shares were first offered on May 1, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series and the master fund in which the American Global Small Capitalization Trust invests. The performance of the Class 1 shares of the Global Small Capitalization Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Small Capitalization Trust. The Class 1 shares of the Global Small Capitalization Fund were first issued on April 30, 1998.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

AMERICAN GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada.

In seeking to pursue its investment objective, the Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

56.50%	3.95%	-18.56%	-24.83%	36.16%	11.91%	15.59%	9.64%	11.73%	-44.28%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	30.56% (Quarter ended 12/31/1999) Worst Quarter: -27.27% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-44.28%	-2.46%	1.82%	5/5/2003
S&P 500 Index	-37.00%	-2.19%	-1.38%

A Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests. The performance of the Class 2 shares of the Growth Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth Trust. The Class 2 shares of the Growth Fund were first issued on February 8, 1984.

AMERICAN GROWTH-INCOME TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investments grow and to provide the shareholder with income over time.

Investment Strategies:	The Fund invests all of its assets in Class 1 shares of the master fund, the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor’s 500 Composite Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

10.64%	7.41%	2.05%	-18.75%	31.75%	9.83%	5.29%	14.62%	4.48%	-38.17%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.83% (Quarter ended 6/30/2003) Worst Quarter: -22.05% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-38.17%	-3.06%	1.06%	5/5/2003
S&P 500 Index	-37.00%	-2.19%	-1.38%

A Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests. The performance of the Class 2 shares of the Growth-Income Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth-Income Trust. The Class 2 shares of the Growth-Income Fund were first issued on February 8, 1984.

AMERICAN HIGH-INCOME BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide a high level of current income and, secondarily, capital appreciation.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the High-Income Bond Fund, a series of American Funds Insurance Series. The High-Income Bond Fund invests at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody’s or BB+ or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The High-Income Bond Fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the High-Income Bond Fund invests at least 80% of its assets in bonds and other debt securities (this policy is subject to change upon 60 days’ notice to shareholders). The High-Income Bond Fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

5.01%	-3.78%	7.21%	-2.25%	28.83%	9.01%	1.69%	10.06%	0.69%	-24.39%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	10.62% (Quarter ended 12/31/2002) Worst Quarter: -16.26% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-24.39%	-1.46%	2.40%	5/1/2007
Merrill U.S. High Yield Master II Index	-26.39%	-0.86%	2.04%

A Series II shares were first offered on May 1, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series and the master fund in which the American High-Income Bond Trust invests. The performance of the Class 1 shares of the High-Income Bond Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American High-Income Bond Trust. The Class 1 shares of the High-Income Bond Fund were first issued on February 8, 1984

AMERICAN INTERNATIONAL TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in Class 1 shares of the master fund, the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

75.11%	-22.46%	-20.29%	-15.27%	34.11%	18.74%	20.87%	18.32%	19.41%	-42.47%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	42.16% (Quarter ended 12/31/1999) Worst Quarter: -20.99% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-42.47%	3.13%	3.68%	5/5/2003
MSCI EAFE Index	-43.06%	2.10%	1.18%

A Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests. The performance of the Class 2 shares of the International Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American International Trust. The Class 2 shares of the International Fund were first issued on May 1, 1990.

AMERICAN NEW WORLD TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The New World Fund is designed for investors seeking capital appreciation. Investors in the New World Fund should have a long-term perspective and for example, be able to tolerate potentially sharp, short-term declines in value.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-13.10%	-4.71%	-6.16%	38.52%	18.18%	20.21%	31.90%	31.39%	-42.66%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	15.44% (Quarter ended 6/30/2003) Worst Quarter: -22.35% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-42.66%	7.14%	6.31%	5/1/2007
MSCI AC World IndexB	-42.20%	-0.06%	-1.11%

A Series II shares were first offered on May 1, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the New World Fund, a series of American Funds Insurance Series and the master fund in which the American New World Trust invests. The performance of the Class 1 shares of the New World Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American New World Trust. The Class 1 shares of the New World Fund were first issued on June 17, 1999.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

Certain funds of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including exchange traded funds (“ETFs”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in foreign and domestic equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in foreign and domestic fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).
•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	With the prior approval of the Adviser’s Complex Securities Committee, invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.*
•	With the prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.*

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a fund of funds. In addition, these strategies may be used to gain exposure to a particular securities market. A fund of funds also may with prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

*Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a fund of funds is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS AND INVESTMENT POLICIES

Derivatives risk

A fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Recent Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Active management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security, Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and typically are unrated or rated lower than such debt obligations.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Banks (“FHLBs”), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment Grade Fixed-Income Securities in the Lowest Rating Category Risk.  Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities Risk and High Yield Securities Risk.  Lower rated fixed- income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities.  Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather castatrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities Risk.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competitions resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than the more widely-held securities. Medium and smaller companies may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage banks, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.

The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REITs”) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Medium and smaller company risk” for a discussion of the risks associated with investments in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. This transaction is commonly known as a “naked” short sale. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 10% in the case of each of Money Market Trust and Money Market Trust B) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT OF JHT

Advisory Arrangements

John Hancock Investment Management Services, LLC (the “Adviser”) is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Advisers Act. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all funds. The Adviser does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for the funds is available in the funds’ semi-annual report to shareholders for the period ended June 30, 2008.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a fund) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each fund.

Under the advisory agreement the amount of the advisory fee for most funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the fund also serves as the subadviser for the other funds.

Under the advisory agreement the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a fund by the value of the net assets of the fund at the close of business on the previous business day of JHT.

The table presented in Appendix A is a schedule of the management fees each fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the fund’s net assets or as a percentage of Aggregate Net Assets, as applicable. For information on the advisory fee for the master fund for each of the JHT Feeder Funds please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus as well as the disclosure regarding the American Funds set forth above under “Fees and Expenses for Each Fund.”

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds that it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the funds’ semi-annual report to shareholders for the period endend June 30, 2008.

Set forth below is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by CRMC’s investment committee. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the funds are:

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

James K. Dunton Vice Chairman of the Board	Growth-Income Trust — 25 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 47 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust and Blue Chip Income and Growth Trust

Donald D. O’Neal President and Trustee	Growth-Income Trust — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 24 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust

Alan N. Berro Senior Vice President	Asset Allocation Trust — 9 years	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust

Abner D. Goldstine Senior Vice President	High-Income Bond Trust — 11 years	Senior Vice President — Fixed Income, CRMC Investment professional for 57 years in total; 42 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust and High-Income Bond Trust

Claudia P. Huntington Senior Vice President	Growth-Income Trust — 16 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 36 years in total; 34 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust

Carl M. Kawaja Vice President	New World Trust — 10 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio counselor for New World Trust

Sung Lee Vice President	International Trust — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years, all with CRMC or affiliate	Serves as a non-equity portfolio counselor for International Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Robert W. Lovelace Vice President	Global Growth Trust — 12 years (since the fund’s inception) New World Trust — 10 years (since the fund’s inception)	Senior Vice Presidents — Capital World Investors Investment professional for 24 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust and New World Trust

C. Ross Sappenfield Vice President	Growth-Income Trust — 10 years	Senior Vice President — Capital Research Global Investors Investment professional for 17 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust and Blue Chip Income and Growth Trust

Susan M. Tolson Vice President	High-Income Bond Trust — 14 years (plus 2 years of prior experience as an investment analyst for the fund) Asset Allocation Trust — 9 years	Senior Vice President — Fixed Income, CRMC Investment professional for 21 years in total; 19 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Trust and Asset Allocation Trust

David C. Barclay	High-Income Bond Trust — 16 years New World Trust — 10 years (since the fund’s inception) Bond Trust — 11 years	Senior Vice President — Fixed Income, CRMC Investment professional for 28 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Trust, New World Trust and Bond Trust

Donnalisa Barnum	Growth Trust — 6 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

Gordon Crawford	Global Small Capitalization Trust — 11 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 38 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust and Growth Trust

Mark H. Dalzell	Bond Trust — 4 years	Senior Vice President – Fixed Income, CRMC Investment professional for 31 years in total; 21 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust

Mark E. Denning	Global Small Capitalization Trust — 11 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 27 years, all with CRMC or affiliate	Serves as an equity portfolio counselor (primarily non-U.S.) for Global Small Capitalization Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

J. Blair Frank	Global Small Capitalization Trust — 6 years Growth-Income Trust — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust and Growth — Income Trust

Nicholas J. Grace	Global Growth Trust — 7 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 19 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust

Alwyn W. Heong	International Trust — 13 years	Senior Vice President — Capital Research Global Investors Investment professional for 21years in total; 17 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Trust

David A. Hoag	Bond Trust — 2 years	Senior Vice President – CRMC Investment professional for 21 years in total; 18 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust

Thomas H. Hogh	Global Bond Trust – 2 years	Senior Vice President — CRMC Investment professional for 22 years in total; 19 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust

Gregg E. Ireland	Growth Trust — 3 years	Senior Vice President — Capital World Investors Investment professional for 37 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

Michael T. Kerr	Growth Trust — 4 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 23 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

Jesper Lyckeus	International Trust — 2 years (plus 8 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Gregory D. Johnson	Growth Trust — 2 years	Senior Vice President — Capital World Investors Investment professional for 15 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

Harold H. La	Global Small Capitalization Trust — 1 year	Vice President — Capital Research Global Investors Investment professional for 11 years in total; 10 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust

Jefferey T. Lager	Asset Allocation Trust — 2 years	Senior Vice President — Capital World Investors Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust

Marcus B. Linden	High Income Bond Trust — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for High Income Bond Trust

Ronald B. Morrow	Growth Trust — 6 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, CRMC Investment professional for 40 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

James R. Mulally	Asset Allocation Trust — 3 years Bond Trust — 1 year	Senior Vice President, Fixed-Income, CRMC Investment professional for 33 years in total; 29 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Trust and Bond Trust

Eugene P. Stein	Asset Allocation Trust — 1 year	Senior Vice President, Capital World Investors Investment professional for 38 years in total; 37 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust

Christopher M. Thomsen	International Trust — 3 years	Senior Vice President, Capital Research Global Investors Investment professional for 12 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Intenational Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Steven T. Watson	Global Growth Trust — 7 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 19 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust and Global Growth and Income Trust

Paul A. White	Global Growth Trust — 5 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors 21 years in total; 10 years with CRMC	Serves as an equity portfolio counselor for Global Growth Trust

Dylan J. Yolles	Growth-Income Trust — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 12 years in total; 9 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth — Income Trust

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

Fund	Portfolio Managers

Financial Services Trust	Kenneth Charles Feinberg
Charles Cavanaugh
Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.
•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995. Mr. Davis has managed Fundamental Value Trust since October 2005.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst. Mr. Feinberg has managed Fundamental Value Trust since October 2005.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (“RREEF”)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

Real Estate Securities Trust	Jerry W. Ehlinger
John F. Robertson
John W. Vojticek
Asad Kazim

DIMA provides consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts and Lifecycle Trusts.

•	Jerry W. Ehlinger, CFA. Managing Director and Portfolio Manager at RREEF where he oversees investments in the company’s public securities business. Before joining RREEF in 2004, Mr. Ehlinger was employed at Heitman Real Estate Investment Management for four years as a Senior Vice President and Portfolio Manager where he oversaw REIT assets of more than $2 billion. Mr. Ehlinger has managed Real Estate Securities Trust since inception.
•	Mr. Hammond has managed Global Real Estate Trust since inception.
•	Asad Kazim. Director, Portfolio Manager, Real Estate Securities. He joined RREEF in March of 2002 as a Securities Analyst in the Securities Group. Prior to joining RREEF, Mr. Kazim spent approximately two years as a Financial Analyst at Clarion CRA Securities in Radnor, Pennsylvania. Mr. Kazim has managed Real Estate Securities Trust since inception.
•	John F. Robertson, CFA. Chief Executive Officer of the global real estate securities business and is a member of the RREEF Alternative Investments Executive Committee. He also has broad oversight over all sectors of the real estate securities market and leads RREEF’s global real estate securities portfolio management activities as chair of its Global Property Asset Allocation Committee. He joined RREEF in June 1997 after six years of industry experience. Mr. Robertson has managed Global Real Estate Trust and Real Estate Securities Trust since inception.
•	John W. Vojticek. Head of the Americas Portfolio Management team having oversight of all sectors of the Americas real estate securities market. Mr. Vojticek joined RREEF in June 1996 after 8 years of experience in the real estate securities area as a trader, analyst and portfolio manager. Mr. Vojticek has managed Global Real Estate Trust and Real Estate Securities Trust since inception.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in May 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, TX, 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark coordinates the efforts of all portfolio managers with respect to certain domestic equity and mixed allocation portfolios. Karen E. Umland coordinates the efforts of all portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Mr. Clark and Ms. Umland as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Fund	Portfolio Managers

Small Cap Opportunities Trust	Stephen A. Clark

•	Stephen A. Clark. Vice President, Head of Portfolio Management; joined Dimensional in 2001. Mr. Clark has managed Small Cap Opportunties Trust since December 2008.

Franklin Templeton Investments Corp.

Franklin Templeton Investments Corporation is located at 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H3T4. Franklin Templeton Investments Corporation is a wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

International Small Cap Trust	Bradley A. Radin, CFA

•	Bradley A. Radin, CFA. Executive Vice President; joined Templeton in 1995. Mr. Radin has managed the fund since April 2008.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of February 28, 2009, GMO managed on a worldwide basis approximately $75 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

International Core Trust	Quantitative Equity Division

Invesco Aim Capital Management, Inc. (“Invesco Aim”)

Invesco Aim is an indirect wholly owned subsidiary of Invesco Aim Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Invesco Aim Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Invesco Aim, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. As of September 30, 2008, Invesco Aim managed approximately $149 billon and Invesco Ltd. managed $410 billion.

Fund	Portfolio Managers

Small Cap Opportunities Trust	Juliet Ellis
Juan Hartsfield

•	Juliet Ellis. Senior Portfolio Manager (lead manager), who has been responsible for Small Cap Opportunities Trust since 2008 and Small Company Growth Trust since 2005 and has been with Invesco Aim and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan Hartsfield. Portfolio Manager who has been responsible for Small Cap Opportunities Trust since 2008 and Small Company Growth Trust since 2005 and has been associated with Invesco Aim and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2008, Jennison managed in excess of $62 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas

•	Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He has managed the fund since November 2000.
•	Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the fund since November 2000.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the fund since November 2000.

Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Trust	James G. Gendelman

•	James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co. Mr. Gendelman has managed the fund since October 2005.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

High Income Trust	Arthur N. Calavritinos
John F. Iles
Joseph E. Rizzo

•	Arthur N. Calavritinos. Senior Vice President; joined MFC Global (U.S.) in 1988.
•	John F. Iles. Vice President, joined MFC Global (U.S.) in December, 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Timothy M. Malloy. Senior Vice President, MFC Global (U.S.) (since 2004); Investment Analyst, Thomas Weisel Partners (2000-2004).
•	Joseph E. Rizzo. Assistant Vice President, joined MFC Global (U.S.) in January 2006. Previously, he was a bond trader at John Hancock Financial Services, and worked in high yield sales at Lehman Brothers.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. In rendering investment advisory services to Pacific Rim Trust, MFC Global (U.S.A.) may use the portfolio management, research and other resources of MAMHK, an affiliate of MFC Global (U.S.A.).

Fund	Portfolio Managers

Core Allocation Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Core Balanced Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Core Disciplined Diversification Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Core Fundamental Holdings Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Core Global Diversification Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Core Strategy Trust	Steve Orlich
Lifestyle Aggressive Trust	Steve Orlich
Scott Warlow
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Lifestyle Conservative Trust	Steve Orlich
Scott Warlow

Fund	Portfolio Managers

Lifestyle Growth Trust	Steve Orlich
Scott Warlow
Lifestyle Moderate Trust	Steve Orlich
Scott Warlow
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Money Market Trust	Maralyn Kobayashi
Faisal Rahman
Pacific Rim Trust	Tahnoon Pasha
Matthew Lee

•	Carson Jen. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager, Index Funds, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.
•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Trust; joined MFC Global (U.S.A.) in 1981.
•	Matthew Lee. Regional Head of Greater China Equities for MFC Global Investment Management (Asia); joined MFC Global in 2008.
•	Tahnoon Pasha. (Co-portfolio manager since inception) Vice President and Head of Investments, Equities of Manulife Asset Management (Hong Kong) Limited, the asset management company of Manulife in Hong Kong. He is responsible for managing Hong Kong based equity assets and overseeing the equity desks of the other eight investment offices across the region.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.
•	Narayan Ramani. (Co-portfolio manager since inception) Assistant Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.
•	Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics. Mr. Orlich has managed the Lifecycle Portfolios since their inception.
•	Scott Warlow. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”)

Morgan Stanley Investment Management Inc. (“MSIM”), which does business in certain instances using the name “Van Kampen,” has its principal offices at 522 Fifth Avenue, New York, NY 10036. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund	Portfolio Managers

Value Trust	Thomas Copper (Lead Manager)
John Mazanec
Thomas Bastian
Mary Jayne Maly
James Roeder
Sergio Marcheli
Mark Laskin

•	Thomas Copper. Portfolio Manager; joined Van Kampen in 1986. Mr. Copper has managed the fund since 2004.
•	John Mazanec. Portfolio Manager; joined Van Kampen in 2008; previously a portfolio manager at Wasatch Advisors from April 2001 to May 2008. Mr. Mazanec has managed the fund since 2008.
•	Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003.
•	Mary Jayne Maly. Portfolio Manager; joined Van Kampen in 1992. Ms. Maly has managed the fund since 2008.
•	James Roeder. Portfolio Manager; joined Van Kampen in 1999. Mr. Roeder has managed the fund since inception.
•	Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen. Mr. Marcheli has managed the fund since inception.
•	Mark Laskin. Portfolio Manager; joined Van Kampen in 2000. Mr. Laskin has managed the fund since 2007.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Total Return Trust	William H. Gross
Global Bond Trust	Scott Mather

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather has served as a portfolio manager of the fund since April 2008. He is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.

RCM Capital Management LLC (“RCM”)

RCM is located at Four Embarcadero Center, San Francisco, California 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC (“US Holdings”). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG (“AGI”). AGI, in turn, is owned by Allianz SE.

Fund	Portfolio Managers

Science & Technology Trust	Walter C. Price
Huachen Chen

•	Huachen Chen (portfolio manager since 1984). Senior Portfolio Manager and Co-Portfolio Manager. Mr. Chen joined RCM in 1984 as an analyst and became a principal in 1994. Mr. Chen has managed the fund since October 6, 2006.
•	Walter C. Price (portfolio manager since 2006). Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978. Mr. Price has managed the fund since October 6, 2006.

Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited serves as sub-subadviser

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of November 30, 2008, Templeton and its affiliates managed over $404.6 billion in assets. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996. Mr. Scott has managed the fund since inception.
•	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997. Ms. Sweeting has managed the fund since inception.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987. Mr. Nori has managed the fund since December 2006.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000. Mr. Devlin has managed the fund since December 2006.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2008, T. Rowe Price and its affiliates managed over $276.3 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Blue Chip Growth Trust	Larry J. Puglia
Equity-Income Trust	Brian C. Rogers
Health Sciences Trust	Kris H. Jenner
Science & Technology Trust	Ken Allen
Small Company Value Trust	Preston G. Athey

•	Ken Allen. Vice President; joined T. Rowe Price in 2000. Mr. Allen has managed Science Technology Trust since January 2009.
•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978. Mr. Athey has managed Small Company Value Trust since October 2005.
•	Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women’s Hospital, Harvard Medical School (1995 — 1997).
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990. Mr. Puglia has managed Blue Chip Growth Trust since October 2005.
•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982. Mr. Rogers has managed Equity-Income Trust since October 2005.
•	Brian C. Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the fund’s dividend-paying common stock and value stock investments.

UBS Global Asset Management (Americas) Inc. (“UBS”)

UBS, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Global Allocation Trust	Curt Custard

Curt Custard is the lead portfolio manager for the Global Allocation Trust. Mr. Custard has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the funds invest. Mr. Custard, as senior portfolio manager for the funds, has responsibility for allocating each portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team, reviewing the overall composition of each portfolio to ensure its compliance with its stated investment objectives and strategies.

•	Curt Custard. Mr. Custard is a Managing Director and has been Head of Global Investment Solutions at UBS Global Asset Management since March 2008. Mr. Custard is also a member of the UBS Global Asset Management Executive Committee. Prior to joining UBS Global Asset Management, Mr. Custard was global head of multi-asset solutions at Schroders since 2004. Prior to this, Mr. Custard was chief investment officer of the multi-asset and balanced business of Allianz Global Investors in London since 2000. Mr. Custard has been a portfolio manager of the fund since April 2009.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 28, 2009 Wellington Management had investment management authority with respect to approximately $378 billion* in assets.

Fund	Portfolio Managers

Investment Quality Bond Trust	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA
Mid Cap Intersection Trust	Mammen Chally, CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Natural Resources Trust	Karl E. Bandtel
James A. Bevilacqua

Fund	Portfolio Managers

Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001. Has been involved in portfolio management and securities analysis for Mid Cap Stock Trust since its inception in 2005 and Small Cap Growth Trust since 2008.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994. Has served as Portfolio Manager for the fund since its inception.
•	Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990. Has been involved in portfolio management and securities analysis for the fund since its inception.
•	James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994. Has served as Portfolio Manager for the fund since its inception.
•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999. Has served as Portfolio Manager for the fund since its inception.
•	Mammen Chally, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management in 1994 and has been an investment professional since 1996. Has served as Portfolio Manager of the fund since May 2008.
•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000. Has been involved in portfolio management and securities analysis for the fund since 2006.
•	Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994. Has been involved in portfolio management and securities analysis for the fund since 2007.
•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the Small Cap Value Trust since July 2008. Mr. McCormack has been involved in portfolio management and securities analysis for the Small Cap Value Trust since its inception. Mr. McCormack joined Wellington Management as an investment professional in 2000.
•	Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001. Has been involved in portfolio management and securities analysis for the fund since its inception.
•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987. Has served as Portfolio Manager for the fund since its inception.
•	Shaun F. Pedersen. Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the Small Cap Value Trust since July 2008. Mr. McCormack has been involved in portfolio management and securities analysis for the fund since its inception. Mr. Pedersen joined Wellington Management as an investment professional in 2004.

* The firm-wide asset totals do not include agency MBS pass-through accounts managed for the Federal Reserve.

Western Asset Management Company (“Western Asset”)
Western Asset Management Company Limited serves as sub-subadviser*

Western Asset, headquartered at 385 East Colorado Boulevard, Pasadena, California,91101 is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 38 years. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo and Melbourne, Western Asset’s 1,046 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western Asset’s current client base totals 675, representing 47 countries, 1,361 accounts, and over $513.3 billion in assets under management.

Fund	Portfolio Managers

High Yield Trust	Steven A. Walsh
S. Kenneth Leech
Michael C. Buchanan
Keith J. Gardner

Fund	Portfolio Managers

Strategic Bond Trust*	Steven A. Walsh
S. Kenneth Leech
Michael C. Buchanan
Keith J. Gardner
Mark S. Lindbloom
U.S. Government Securities Trust	Steven A. Walsh
S. Kenneth Leech
Mark S. Lindbloom
Frederick R. Marki

•	Steven A. Walsh. Chief Investment Officer of Western Asset since September 2008, previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991, and Atlantic Richfield Company Portfolio Manager, 1981-1988. Mr. Walsh has managed High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust since March 2006. Mr. Walsh has managed Floating Rate Income Trust since inception.
•	S. Kenneth Leech. Chief Investment Officer Emeritus of Western Asset since September 2008, previously served as Western Asset’s Chief Investment Officer; joined Western Asset in 1990. Prior to Western Asset, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988, and National Bank of Detroit Portfolio Manager, 1977-1980. Mr. Leech has managed High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust since March 2006. Mr. Leech has managed Floating Rate Income Trust since inception.
•	Michael C. Buchanan. (co-portfolio manager since inception) Portfolio Manager, joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003, and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998. Mr. Buchanan has managed High Yield Trust and Strategic Bond Trust since March 2006. Mr. Buchanan has managed Floating Rate Income Trust since inception
•	Keith J. Gardner. Portfolio Manager/ Research Analyst, joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992, and Salomon Brothers, Inc. Research Analyst, 1983-1985. Mr. Gardner has managed High Yield Trust and Strategic Bond Trust since March 2006.
•	Mark S. Lindbloom. Portfolio Manager, joined Western Asset in 2006. Prior to Western Asset, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986, and The New York Life Insurance Company Analyst, 1979-1981. Mr. Lindbloom has managed Strategic Bond Trust and U.S. Government Securities Trust since March 2006.
•	Frederick R. Marki. Frederick R. Marki. Senior Portfolio Manager, joined Western Asset in 2005. Prior to Western Asset, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989, and Federal Reserve Bank Assistant Economist, 1983-1985. Mr. Marki has managed U.S. Government Securities Trust since March 2006.

MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

The expenses of each fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser’s determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

Series II shares of each fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets except as follows:

•	Each JHT Feeder Fund, the American Fundamental Holdings Trust, the American Global Diversification Trust and the American Diversified Growth & Income Trust is subject to a Rule 12b-1 fee of 0.75% of Series II share average daily net assets. The Core Fundamental Holdings Trust and the Core Global Diversification Trust are subject to a Rule 12b-1 fee of 0.55% of Series II share average daily net assets.

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”). The Distributor pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to the sum of (a) 0.16% of any new or subsequent purchase payments allocated to a JHT Feeder Fund through variable annuity and variable life contracts issued or administered by certain insurance companies affiliated with the Adviser and (b) 0.16% of the portion of any new or subsequent purchase payments allocated to a JHT fund of funds that is invested in an American Fund Insurance Serieis fund.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Taxes

The following is a summary of some important tax issues that affect JHT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the funds. More information about taxes is located in the SAI under the heading — “Additional Information Concerning Taxes”. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•	would be treated as owning shares of the fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
•	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund except the Money Market Trust and Money Market Trust B, will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust and Money Market Trust B will be declared and reinvested, or paid in cash, daily.

Purchase and Redemption of Shares

Shares of each fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV
The NAV of the shares of each fund is determined once daily as of the close of day-time trading of the NYSE, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such fund’s portfolio securities will not materially affect the current NAV of the shares of the fund,

(ii) days during which no shares of such fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

(iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of all funds, except the Money Market Trusts, are computed by:

(i) adding the sum of the value of the securities held by each fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that fund at such time.

Valuation of Securities
Securities held by a fund (except securities held by the Money Market Trusts, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, fund portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by a fund are valued at NAV. Securities held by the Money Market Trusts and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing a fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets,
•	the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities, and
•	the fact that JHT is calculating its NAV for its portfolios when a particular foreign market is closed.

In view of these factors, it is likely that funds investing significant amount of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amount of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If a fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2. Funds with significant investments in high yield securities that are infrequently traded; and

3. Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI contains a description of JHT’s policies and procedures regarding disclosure of JHT portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)

Each of the funds of funds invests in shares of other funds. The holdings of each fund of funds in other funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a fund of funds. In addition, the ten largest holdings of each fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.

www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHT as of December 31, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation Trust
Series II
12-31-2008	12.39	0.32	[2,3]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)[4,6]		0.79	[9,10]	0.78	[10]	3.07	[3]	832	1
12-31-2007[11]	12.50	0.48	[2,3]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[4,5]	0.79	[7,9,10]	0.79	[7,10]	5.57	[3,7]	511	—	[5]

2.Based on the average of the shares outstanding.
3.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4.Assumes dividend reinvestment.
5.Not annualized.
6.Total returns would have been lower had certain expenses not been reduced during the periods shown.
7.Annualized.
9.Does not take into consideration expense reductions during the periods shown.
10.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
11.Series II shares began operations on 5-1-07.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		return	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain		of capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Bond Trust
Series II
12-31-2008	13.12	0.58	[1,2]	(1.83)	(1.25)	(1.15)	(0.02)		—	(1.17)	10.70	(9.82)[4]	0.70	[6]	0.70	[6]	4.67	[2]	665	121
12-31-2007	13.30	1.06	[1,2]	(0.70)	0.36	(0.54)	—	[3]	—	(0.54)	13.12	2.76 [4]	0.52	[6]	0.52	[6]	7.97	[2]	996	4
12-31-2006	12.49	0.41	[1,2]	0.40	0.81	—	—		—	—	13.30	6.49	0.53	[5]	0.53	[5]	3.24	[2]	550	1
12-31-2005[7]	12.50	(0.02)[1,2]		0.01	(0.01)	—	—		—	—	12.49	(0.08)[8]	0.55	[5,9]	0.55	[5,9]	(0.55)[2,9]		148	2

1.Based on the average of the shares outstanding.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Less than $0.01 per share.
4.Assumes dividend reinvestment.
5.Does not include expenses of the investment companies in which the Portfolio invests.
6.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
7.Series II shares began operations on 7-29-05.
8.Not annualized.
9.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Growth Trust
Series II
12-31-2008	13.11	0.14	[1,2]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[3,4]		0.80	[5,11]	0.78	[5]	1.24	[2]	150	15
12-31-2007[6]	12.50	0.43	[1,2]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[3,7]	0.81	[5,8]	0.81	[5,8]	4.89	[2,8]	227	1

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Assumes dividend reinvestment.
4.Total return would have been lower had certain expenses not been reduced during period shown.
5.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
6.Series II shares began operations on 5-1-07.
7.Not annualized.
8.Annualized.
11.Do not take into consideration expense reductions during the period shown.

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations					Less distributions								Ratios to average net assets
Ratio
of net
															Ratio		Ratio		investment
	Net asset	Net		Net realized								Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net		From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment		realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income		gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Small Capitalization Trust
Series II
12-31-2008	13.35	(0.08)[1,2]		(7.11)		(7.19)	—	[4]	(0.13)	—	(0.13)	6.03	(53.79)[3,12]		0.83	[9,11]	0.78	[9]	(0.78)[2]		47	25
12-31-2007[5]	12.50	0.32	[1,2]	0.78	[6]	1.10	(0.16)		(0.09)	—	(0.25)	13.35	8.86	[3,7]	0.86	[8,9]	0.86	[8,9]	3.49	[2,8]	87	4	[8]

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

3.Assumes dividend reinvestment.
4.Less than $0.01 per share.
5.Series II shares began operations on 5-1-07.
6.The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
7.Not annualized.
8.Annualized.
9.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
11.Does not take into consideration expense reductions during the period shown.
12.Total return would have been lower had certain expenses not been reduced during period shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth Trust
Series II
12-31-2008	21.57	0.07	[1,2]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)[3]		0.69	[6]	0.69	[6]	0.37	[1]	974	16
12-31-2007	21.64	0.06	[1,2]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[3]	0.52	[6]	0.52	[6]	0.28	[1]	1,739	9
12-31-2006	19.90	0.07	[1,2]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[3]	0.53	[4]	0.53	[4]	0.33	[1]	1,485	3
12-31-2005	17.24	0.05	[1,2]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[3]	0.53	[4]	0.53	[4]	0.25	[1]	1,134	3
12-31-2004	15.41	(0.04)[1]		1.88	1.84	—	(0.01)	—	(0.01)	17.24	11.91	[3]	0.52	[4]	0.52	[4]	(0.30)[1]		708	1

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the investment companies in which the Portfolio invests.
6.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth-Income Trust
Series II
12-31-2008	19.50	0.20	[1,2]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)[3]		0.69	[5]	0.69	[5]	1.22	[1]	836	15
12-31-2007	20.14	0.22	[1,2]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[3]	0.52	[5]	0.52	[5]	1.05	[1]	1,440	5
12-31-2006	17.77	0.22	[1,2]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[3]	0.53	[4]	0.53	[4]	1.17	[1]	1,237	2
12-31-2005	16.97	0.24	[1,2]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[3]	0.53	[4]	0.53	[4]	1.41	[1]	873	1
12-31-2004	15.53	0.04	[1]	1.48	1.52	(0.06)	(0.02)	—	(0.08)	16.97	9.83	[3]	0.52	[4]	0.52	[4]	0.68	[1]	558	1

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the investment companies in which the Portfolio invests.
5.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American High Income Bond Trust
Series II
12-31-2008	11.33	0.68	[1,2]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[3,5]	0.86	[10,11]	0.78	[10]	6.45	[2]	34	26
12-31-2007[4]	12.50	1.58	[1,2]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[5,6]	0.96	[7,10]	0.96	[7,10]	19.47	[2,7]	46	3

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Total return would have been lower had certain expenses not been reduced during the period shown.
4.Series II shares began operations on 5-1-07.
5.Assumes dividend reinvestment.
6.Not annualized.
7.Annualized.
10.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
11.Does not take into consideration expense reductions during the period shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American International Trust
Series II
12-31-2008	26.67	0.31	[1,2]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)[3]		0.69	[5]	0.69	[5]	1.46	[2]	637	18
12-31-2007	24.86	0.27	[1,2]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[3]	0.52	[5]	0.52	[5]	1.01	[2]	1,168	10
12-31-2006	21.40	0.30	[1,2]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[3]	0.53	[4]	0.53	[4]	1.30	[2]	951	6
12-31-2005	19.34	0.25	[1,2]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[3]	0.53	[4]	0.53	[4]	1.31	[2]	624	6
12-31-2004	16.66	0.11	[1]	2.96	3.07	(0.10)	(0.29)	—	(0.39)	19.34	18.74	[3]	0.53	[4]	0.53	[4]	1.07	[2]	307	65

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Assumes dividend reinvestment.
4.Does not include expenses of the investment companies in which the Portfolio invests.
5.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American New World Trust
Series II
12-31-2008	14.76	0.10	[1,2]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)[3,4]		0.83	[10,11]	0.78	[10]	0.82	[2]	41	60
12-31-2007[5]	12.50	0.56	[1,2]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[3,6]	0.88	[7,10]	0.88	[7,10]	5.79	[2,7]	83	8

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Assumes dividend reinvestment.
4.Total returns would have been lower had certain expenses not been reduced during periods shown.
5.Series II shares began operations on 5-1-07.
6.Not annualized.
7.Annualized.
10.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
11.Does not take into consideration expense reductions during the period shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Blue Chip Growth Trust
Series II
12-31-2008	21.65	—	[1,8]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)[2,3]		1.10	[4]	1.07	(0.02)	102	58
12-31-2007	19.32	0.04	[1]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[2,3,5]	1.08	[4]	1.05	0.21	176	34
12-31-2006	17.68	0.06	[1]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[2,3,6]	1.08	[4]	1.06	0.32	176	37
12-31-2005	16.78	0.01	[1]	0.89	0.90	—	—	—	—	17.68	5.36	[3]	1.12	[4]	1.09	0.04	181	65	[7]
12-31-2004	15.43	0.07	[1]	1.29	1.36	(0.01)	—	—	(0.01)	16.78	8.83	[2,3]	1.11	[4]	1.08	0.47	471	31

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Blue Chip Growth Series II	—	[8]	12.51%

6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.
8.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Capital Appreciation Trust
Series II
12-31-2008	9.96	0.02	[1]	(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)[2]		1.01		1.01	0.21	52	97
12-31-2007	8.99	0.01	[1]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[2,3,4]	1.02	[5]	1.02	0.11	97	73
12-31-2006	9.96	(0.01)[1]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[2,3,6]	1.03	[5]	1.03	(0.09)	113	114	[7]
12-31-2005	8.76	(0.02)[1]		1.22	1.20	—	—	—	—	9.96	13.70		1.15		1.15	(0.27)	47	101
12-31-2004	8.02	—	[1,8]	0.74	0.74	—	—	—	—	8.76	9.23		1.17		1.17	0.02	125	79

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Capital Appreciation Series II	—	[8]	11.36%

5.Does not take into consideration expense reductions during the periods shown.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.
8.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Equity-Income Trust
Series II
12-31-2008	16.42	0.32	[1]	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)[2,3]		1.11	[4]	1.07	2.30	147	32
12-31-2007	18.44	0.28	[1]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[2,3,5]	1.09	[4]	1.06	1.54	278	25
12-31-2006	16.81	0.24	[1]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[2,3,6]	1.09	[4]	1.07	1.40	320	16
12-31-2005	16.96	0.22	[1]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[2,3]	1.11	[4]	1.08	1.35	304	48	[7]
12-31-2004	15.17	0.21	[1]	1.95	2.16	(0.19)	(0.18)	—	(0.37)	16.96	14.61	[2,3]	1.11	[4]	1.08	1.38	573	21

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Equity-Income Series II	$0.01	3.10%

6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Financial Services Trust
Series II
12-31-2008	14.48	0.08	[1]	(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)[2,3]		1.15	[4]	1.15	0.71	26	11
12-31-2007	18.67	0.09	[1]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[2,3,5]		1.11	[4]	1.11	0.49	43	12
12-31-2006	15.24	0.06	[1]	3.40	3.46	(0.03)	— [6]	—	(0.03)	18.67	22.77	[2,3,7]	1.11	[4]	1.11	0.38	62	12
12-31-2005	13.93	0.04	[1]	1.30	1.34	(0.03)	—	—	(0.03)	15.24	9.62	[2,3]	1.21	[4]	1.19	0.27	44	51
12-31-2004	12.69	0.02	[1]	1.26	1.28	(0.04)	—	—	(0.04)	13.93	10.09	[2]	1.21		1.21	0.17	43	12
1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Financial Services Series II	$0.01	–6.99%

6.Less than $0.01 per share.
7.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Fundamental Value Trust
Series II
12-31-2008	16.45	0.12	[1]	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)[2,3]		1.06	[4]	1.06	0.84	282	28	[5]
12-31-2007	16.74	0.16	[1]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[2,3]	1.05	[4]	1.05	0.92	445	8
12-31-2006	15.26	0.10	[1]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[2,3]	1.06	[4]	1.06	0.66	391	18
12-31-2005	14.07	0.09	[1]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[2,3]	1.12	[4]	1.10	0.63	270	36
12-31-2004	12.68	0.07	[1]	1.38	1.45	(0.06)	—	—	(0.06)	14.07	11.44	[2]	1.14		1.14	0.56	386	6

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Global Allocation Trust
Series II
12-31-2008	11.16	0.16	[1]	(4.00)	(3.84)	(0.51)	(0.02)	—	(0.53)	6.79	(34.39)[2,3]		1.25	[4]	1.24	1.69	133	110	[11]
12-31-2007	12.71	0.20	[1]	0.39	0.59	(0.80)	(1.34)	—	(2.14)	11.16	4.87	[2,3,5]	1.21	[4]	1.21	1.62	228	94
12-31-2006	11.32	0.19	[1]	1.30	1.49	(0.10)	—	—	(0.10)	12.71	13.28	[2,3]	1.22	[4]	1.22	1.57	199	90
12-31-2005	10.78	0.13	[1]	0.50	0.63	(0.09)	—	—	(0.09)	11.32	5.93	[2]	1.29		1.29	1.21	113	129
12-31-2004	9.68	0.11	[1]	1.09	1.20	(0.10)	—	—	(0.10)	10.78	12.52	[2]	1.30		1.30	1.12	93	76

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Global Allocation Series II	0.01	4.78%

11.The Portfolio turnover rate including the effect of “TBA” (to be announced) securities was 113% for the year ended 12-31-08. Prior years exclude the effect of TBA transactions.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	tax return	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Global Bond Trust
Series II
12-31-2008	15.15	0.68	[1]	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)[2,3]		1.09	[4]	1.09		4.48	172	487	[5]
12-31-2007	14.87	0.56	[1]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[2,3]	1.06	[4,6]	1.06	[6]	3.78	234	325	[5]
12-31-2006	14.34	0.50	[1]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[2,3,7]	1.05	[4,8]	1.05	[8]	3.44	200	204
12-31-2005	16.20	0.41	[1]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[2]		1.06		1.06		2.67	143	327	[9]
12-31-2004[10]	15.29	0.29	[1]	1.21	1.50	(0.59)	—	—	(0.59)	16.20	10.21	[2]	1.05		1.05		1.93	368	174

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 800% for 12-31-08 and 877% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

7.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8.Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	Ratio of gross	Ratio of net
	expenses to average	expenses to average
	net assets	net assets

Series II	1.05%	1.05%

9.Excludes merger activity.
10.As a result of changes in generally accepted accounting principles, periodic payments made under interest-rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.05 for Series II, and the net investment income ratio by 0.68% for Series II for the year ended 12-31-04.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
															Ratio
															of net
												Ratio		Ratio	investment
	Net asset	Net	Net realized						Net asset			of gross		of net	income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Health Sciences Trust
Series II
12-31-2008	14.89	(0.10)[1]	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)[2,3]		1.42	[4]	1.37	(0.77)	48	51
12-31-2007	15.56	(0.11)[1]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[2,3,5]	1.39	[4]	1.34	(0.72)[6]	81	50
12-31-2006	15.86	(0.15)[1]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[2,3]	1.39	[4]	1.36	(0.97)	81	52
12-31-2005	15.37	(0.16)[1]	1.80	1.64	—	(1.15)	—	(1.15)	15.86	12.28	[2,3]	1.42	[4]	1.39	(1.09)	85	67	[7]
12-31-2004	13.36	(0.15)[1]	2.16	2.01	—	—	—	—	15.37	15.04	[2]	1.41	[4]	1.38	(1.04)	78	48

1.Based on the average of the shares outstanding.
2.Total returns would have been lower had certain expenses not been reduced during the periods shown.
3.Assumes dividend reinvestment.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Health Sciences Series II	0.01	17.37%

6.Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts:

			Percentage of
Portfolio	Series	Per share	average net assets

Health Sciences	II	0.03	0.18%

7.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
High Income Trust
Series II
12-31-2008	11.99	1.09	[1]	(6.23)	(5.14)	(0.88)	(0.11)	—	(0.99)	5.86	(43.53)[2,5]	0.99	[3]	0.98		11.49		2	47
12-31-2007[4]	14.13	0.61	[1]	(1.61)	(1.00)	(0.61)	(0.53)	—	(1.14)	11.99	(7.03)[2,5,6]	0.97	[3,7]	0.97	[7]	6.58	[7]	1	73

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Does not take into consideration expense reductions during the periods shown.
4.Series II shares began operations on 5-1-07.
5.Total returns would have been lower had certain expenses not been reduced during the periods shown.
6.Not annualized.
7.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
High Yield Trust
Series II
12-31-2008	9.55	0.85	[1]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[2,3]		0.97	[4]	0.97	9.78	57	61
12-31-2007	10.70	0.80	[1]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[2,3]	0.95	[4]	0.95	7.69	76	75	[5]
12-31-2006	10.35	0.75	[1]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[2,3,6]	0.96	[4]	0.96	7.33	101	90
12-31-2005	10.45	0.74	[1]	(0.39)	0.35	(0.45)	—	—	(0.45)	10.35	3.56	[2]	0.98		0.98	7.13	109	92	[7]
12-31-2004	9.91	0.69	[1]	0.34	1.03	(0.49)	—	—	(0.49)	10.45	10.85	[2]	1.00		1.00	6.99	691	69

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 75% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Index Allocation
Series II
12-31-2008	13.39	0.15	[2,3]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70	(26.47)[4,5]		0.35	[7,8]	0.27	[7,10]	1.31	[3]	354	5
12-31-2007	13.37	0.45	[2,3]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[4,5]	0.33	[7,8]	0.27	[7]	3.23	[3]	337	2
12-31-2006[11]	12.50	0.28	[2,3]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37	9.50	[4,5,6]	0.39	[7,8,9]	0.27	[7,9]	2.41	[3,9]	109	3	[6]

2.Based on the average of the shares outstanding.
3.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4.Assumes dividend reinvestment.
5.Total returns would have been lower had certain expenses not been reduced during the periods shown.
6.Not annualized.
7.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
8.Does not take into consideration expense reductions during the periods shown.
9.Annualized.
10.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Index Allocation

12/31/2008	0.49%–0.57%
12/31/2007	0.49%–0.55%

11.Series II shares began operations on 2-10-06.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Core Trust
Series II
12-31-2008	14.46	0.27	[1]	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)[2,3]		1.31	[4]	1.31	2.32	26	63
12-31-2007	15.21	0.29	[1]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[2,3,5]	1.27	[4]	1.27	1.85	53	39
12-31-2006	12.82	0.24	[1]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[2,3]	1.24	[4]	1.24	1.76	46	39
12-31-2005	11.08	0.01	[1]	1.73	1.74	—	—	—	—	12.82	15.70		1.36		1.36	0.05	33	147
12-31-2004	9.68	0.10	[1]	1.38	1.48	(0.08)	—	—	(0.08)	11.08	15.35	[2]	1.36		1.36	0.99	253	76

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
	Year Ended 12-31-2007		Year Ended 12-31-2007

Portfolio
International Core Series II	—	[9]	11.21%
9.Less than $0.01 per share

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Opportunities Trust
Series II
12-31-2008	17.69	0.16	[1]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[2,3]		1.28	[4]	1.27		1.14		32	128
12-31-2007	18.17	0.23	[1]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[2,3]	1.24	[4]	1.24		1.24		84	122
12-31-2006	15.51	0.07	[1]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[2,3]	1.25	[4]	1.25		0.43		44	102
12-31-2005[5]	12.50	0.03	[1]	2.98	3.01	—	—	—	—	15.51	24.08	[6]	1.42	[7]	1.42	[7]	0.25	[7]	13	101

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Series II shares began operations on 4-29-05.
6.Not annualized.
7.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Small Cap Trust
Series II
12-31-2008	18.87	0.37	[1]	(10.26)	(9.89)	(0.37)	(0.22)	—	(0.59)	8.39	(53.11)[2,3]		1.43	[4]	1.42	2.49	24	24
12-31-2007	24.35	0.21	[1]	2.11	2.32	(0.63)	(7.17)	—	(7.80)	18.87	9.90	[2,3,5]	1.37	[4]	1.37	0.90	71	24
12-31-2006	19.31	0.27	[1]	4.97	5.24	(0.20)	—	—	(0.20)	24.35	27.29	[2,3]	1.36	[4]	1.36	1.28	59	41
12-31-2005	17.58	0.15	[1]	1.62	1.77	(0.04)	—	—	(0.04)	19.31	10.10	[2]	1.41		1.41	0.83	47	47
12-31-2004	14.54	0.17	[1]	2.89	3.06	(0.02)	—	—	(0.02)	17.58	21.03	[2]	1.44		1.44	1.10	187	32

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

International Small Cap Series II	0.01	9.84%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Value Trust
Series II
12-31-2008	17.09	0.44	[1]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[2,3]		1.24	[4]	1.22	3.27	118	18
12-31-2007	19.30	0.39	[1]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[2,3,5]	1.22	[4]	1.20	2.12	259	24
12-31-2006	15.94	0.42	[1]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[2,3]	1.18	[4]	1.17	2.46	252	38
12-31-2005	14.74	0.27	[1]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[2,3]	1.26	[4]	1.22	1.80	213	76
12-31-2004	12.29	0.19	[1]	2.41	2.60	(0.15)	—	—	(0.15)	14.74	21.37	[2,3]	1.27	[4]	1.20	1.50	371	29

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2017	Year Ended 12-31-2007

International Value Series II	0.01	9.29%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	tax return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Investment Quality Bond Trust
Series II
12-31-2008	11.29	0.54	[1]	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)[2,3]		0.93	[4]	0.93	4.88	113	105
12-31-2007	11.64	0.56	[1]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[2,3]	0.91	[4]	0.91	4.89	161	70
12-31-2006	11.96	0.53	[1]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[2,3]	0.92	[4]	0.92	4.60	143	28
12-31-2005	12.37	0.59	[1]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[2]	0.94		0.94	4.90	90	30
12-31-2004	12.55	0.57	[1]	(0.01)	0.56	(0.74)	—	—	(0.74)	12.37	4.65	[2]	0.94		0.94	4.67	110	23

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Aggressive Trust
Series II
12-31-2008	10.79	0.09	[1,2]	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)[3]		0.33	[4]	0.33	[4,5]	1.07	[1]	166	50
12-31-2007	11.22	0.14	[1,2]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	[3]	0.31	[4]	0.31	[4,5]	1.23	[1]	332	44
12-31-2006	13.44	0.04	[1,2]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19	[3]	0.31	[4]	0.31	[4]	0.32	[1]	367	32
12-31-2005	12.59	0.03	[1,2]	1.24	1.27	(0.07)	(0.35)	—	(0.42)	13.44	10.47	[3]	0.29	[4]	0.29	[4]	0.26	[1]	331	112
12-31-2004	10.93	0.04	[1]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[3]	0.07	[4]	0.07	[4]	0.30	[1]	294	57

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust

12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series II
12-31-2008	13.56	0.36	[1,2]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)[3]		0.32	[4]	0.32	[4,5]	3.11	[1]	6,959	36
12-31-2007	13.79	0.60	[1,2]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[3]	0.31	[4]	0.31	[4,5]	4.30	[1]	9,496	13
12-31-2006	13.89	0.21	[1,2]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[3]	0.30	[4]	0.30	[4]	1.60	[1]	7,318	19
12-31-2005	13.78	0.18	[1,2]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[3]	0.30	[4]	0.30	[4]	1.34	[1]	4,538	99
12-31-2004	12.43	0.24	[1]	1.39	1.63	(0.24)	(0.04)	—	(0.28)	13.78	13.41	[3]	0.07	[4]	0.07	[4]	1.39	[1]	2,101	51

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Period ended	Lifestyle Balanced Trust

12/31/2008	0.49%–1.17%
12/31/2007	0.49%–1.12%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative Trust
Series II
12-31-2008	12.96	0.63	[1,2]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)[3]		0.32	[4]	0.32	[4,5]	5.30	[1]	1,297	31
12-31-2007	13.37	0.91	[1,2]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[3]	0.31	[4]	0.31	[4,5]	6.85	[1]	738	27
12-31-2006	13.40	0.35	[1,2]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[3]	0.31	[4]	0.31	[4]	2.71	[1]	524	34
12-31-2005	14.19	0.32	[1,2]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[3]	0.30	[4]	0.30	[4]	2.39	[1]	422	104
12-31-2004	13.64	0.42	[1]	0.70	1.12	(0.42)	(0.15)	—	(0.57)	14.19	8.51	[3]	0.07	[4]	0.07	[4]	2.50	[1]	286	44

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Conservative Trust

12/31/2008	0.49%–1.11%
12/31/2007	0.63%–1.06%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth Trust
Series II
12-31-2008	13.73	0.25	[1,2]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)[3]		0.32	[4]	0.32	[4,5]	2.21	[1]	8,826	40
12-31-2007	13.88	0.40	[1,2]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[3]	0.31	[4]	0.31	[4,5]	2.82	[1]	13,018	17
12-31-2006	14.03	0.13	[1,2]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[3]	0.30	[4]	0.30	[4]	0.96	[1]	9,552	22
12-31-2005	13.39	0.10	[1,2]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[3]	0.30	[4]	0.30	[4]	0.74	[1]	4,881	111
12-31-2004	11.85	0.13	[1]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.39	14.59	[3]	0.07	[4]	0.07	[4]	0.75	[1]	2,117	48

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Growth Trust

12/31/2008	0.49%–1.18%
12/31/2007	0.49%–1.29%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate Trust
Series II
12-31-2008	12.95	0.47	[1,2]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)[3]		0.32	[4]	0.32	[4,5]	4.07	[1]	1,890	28
12-31-2007	13.32	0.74	[1,2]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[3]	0.31	[4]	0.31	[4,5]	5.56	[1]	2,042	13
12-31-2006	13.33	0.26	[1,2]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[3]	0.31	[4]	0.31	[4]	2.02	[1]	1,560	19
12-31-2005	13.80	0.24	[1,2]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[3]	0.30	[4]	0.30	[4]	1.80	[1]	1,108	101
12-31-2004	12.79	0.31	[1]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[3]	0.07	[4]	0.07	[4]	1.90	[1]	631	55

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Moderate Trust

12/31/2008	0.34%–1.17%
12/31/2007	0.34%–1.38%

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																	Ratio
																	of net
														Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset				of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,				expenses		expenses	(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of		Total		to average		to average	average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period		return		net assets		net assets	net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)	(%)		(in millions)	(%)
Mid Cap Index Trust
Series II
12-31-2008	17.36	0.14	[1]	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65		(36.56)[2,3]		0.75	[4]	0.75	0.91		68	41
12-31-2007	18.75	0.15	[1,5]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[6]	7.39	[2,3,6]	0.75	[4]	0.74	0.73	[5]	103	29
12-31-2006	17.98	0.16	[1]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[2,3]	0.77	[4]	0.77	0.86		81	15	[7]
12-31-2005	16.72	0.13	[1]	1.76	1.89	(0.06)	(0.57)	—	(0.63)	17.98		11.79	[2]	0.77		0.77	0.74		63	19
12-31-2004	14.52	0.06	[1]	2.21	2.27	(0.05)	(0.02)	—	(0.07)	16.72		15.65	[2]	0.77		0.77	0.43		59	16

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

4.Does not take into consideration expense reductions during the periods shown.
5.Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts:

			Percentage of
Portfolio	Series	Per share	average net assets

Mid Cap Index	II	$0.04	0.16%

6.Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and the total return by less than 0.01% for Series II. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.36 and 7.39% Series II.
7.Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total	to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return	net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)	(in millions)	(%)
Mid Cap Intersection Trust
Series II
12-31-2008	11.62	0.02	[1]	(4.92)	(4.90)	—	—	—	—	6.72	(42.17)[2]	1.18	[4]	1.18		0.22	3	84
12-31-2007[6]	12.50	(0.02)[1]		(0.86)	(0.88)	—	—	—	—	11.62	(7.04)[2,7]	1.18	[4,8]	1.18	[8]	(0.24)[8]	2	87	[7]

1.Based on the average of the shares outstanding.
2.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
6.Series II shares began operations on 5-1-07.
7.Not annualized.
8.Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
															Ratio
															of net
												Ratio		Ratio	investment
	Net asset	Net	Net realized						Net asset			of gross		of net	income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Mid Cap Stock Trust
Series II
12-31-2008	15.76	(0.04)[1]	(6.75)	(6.79)	—	(0.38)	—	(0.38)	8.59	(43.93)[2,3]		1.14	[4]	1.14	(0.32)	107	130	[5]
12-31-2007	16.82	(0.07)[1]	3.60	3.53	—	(4.59)	—	(4.59)	15.76	23.35	[2,3,6]	1.14	[4]	1.13	(0.40)	206	133
12-31-2006	15.47	(0.03)[1]	2.05	2.02	—	(0.67)	—	(0.67)	16.82	13.31	[2,3,8]	1.13	[4]	1.13	(0.18)	183	123
12-31-2005	14.06	(0.07)[1]	1.99	1.92	—	(0.51)	—	(0.51)	15.47	14.42	[2]	1.17		1.17	(0.52)	178	196	[5]
12-31-2004	11.84	(0.07)[1]	2.29	2.22	—	—	—	—	14.06	18.75		1.16		1.16	(0.58)	226	128

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

6.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Mid Cap Stock Series II	0.01	23.27%

8.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market Trust
Series II
12-31-2008	10.00	0.16		—	0.16	(0.16)	—	—	(0.16)	10.00	1.56	[2,3]	0.78	[4]	0.78	1.36	1,503	—
12-31-2007	10.00	0.43	[1]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	[2,3]	0.76	[4]	0.75	4.22	487	—
12-31-2006	10.00	0.42	[1]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	[2,3]	0.76	[4]	0.76	4.22	339	—
12-31-2005	10.00	0.25	[1]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	[2]	0.76		0.76	2.47	231	—
12-31-2004	10.00	0.06	[1]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.60	[2]	0.73		0.73	0.62	186	—

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Natural Resources Trust
Series II
12-31-2008	28.54	0.11	[1]	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)[2,3]		1.33	[4]	1.33	0.43	112	24
12-31-2007	31.59	0.09	[1]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[2,3,5]	1.33	[4]	1.33	0.27	302	35
12-31-2006	31.32	0.26	[1]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[2,3]	1.31	[4]	1.31	0.83	237	28
12-31-2005	21.89	0.10	[1]	9.89	9.99	—	(0.56)	—	(0.56)	31.32	46.42	[2]	1.32		1.32	0.39	204	38
12-31-2004	17.98	0.08	[1]	4.17	4.25	(0.01)	(0.34)	—	(0.34)	21.89	24.05	[2]	1.33		1.33	0.41	318	20

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
	Year Ended 12-31-2007		Year Ended 12-31-2007

Portfolio
Natural Resources Series II	—	[9]	0.44%

9.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Pacific Rim Trust
Series II
12-31-2008	10.43	0.13	[1]	(4.24)	(4.11)	(0.12)	(0.21)	—	(0.33)	5.99	(40.04)[2,3]		1.45	[4]	1.45	1.57	17	61
12-31-2007	12.99	0.09	[1]	0.96	1.05	(0.20)	(3.41)	—	(3.61)	10.43	8.95	[2,3]	1.32	[4]	1.31	0.71	44	89
12-31-2006	11.79	0.07	[1]	1.22	1.29	(0.09)	—	—	(0.09)	12.99	10.92	[2,3]	1.26	[4]	1.26	0.60	44	46
12-31-2005	9.47	0.09	[1]	2.30	2.39	(0.07)	—	—	(0.07)	11.79	25.42	[2]	1.29		1.29	0.87	51	26
12-31-2004	8.12	0.03	[1]	1.36	1.39	(0.04)	—	—	(0.04)	9.47	17.09	[2]	1.33		1.33	0.31	28	43

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Real Estate Securities Trust
Series II
12-31-2008	12.40	0.25	[1]	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)[2,3]		1.00	[4]	1.00	2.26	61	84
12-31-2007	27.59	0.32	[1]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[2,3]		0.98	[4]	0.98	1.55	123	77
12-31-2006	24.84	0.57	[1]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[2,3,5]	0.98	[4]	0.98	2.30	169	67
12-31-2005	26.69	0.71	[1]	1.65	2.36	(0.42)	(3.79)	—	(4.21)	24.84	11.65	[2]	1.00		1.00	2.92	131	92[6]
12-31-2004	20.79	0.74	[1]	5.69	6.43	(0.53)	—	—	(0.53)	26.69	31.77	[2]	1.00		1.00	3.29	374	82

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
															Ratio
															of net
												Ratio		Ratio	investment
	Net asset	Net	Net realized						Net asset			of gross		of net	income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Science & Technology Trust
Series II
12-31-2008	14.73	(0.05)[1]	(6.52)	(6.57)	—	—	—	—	8.16	(44.60)[2]		1.40	[3]	1.38	(0.41)	30	132
12-31-2007	12.35	(0.08)[1]	2.46	2.38	—	—	—	—	14.73	19.27	[2,4]	1.39	[3]	1.36	(0.60)	70	128
12-31-2006	11.72	(0.08)[1]	0.71	0.63	—	—	—	—	12.35	5.38	[2]	1.39	[3]	1.36	(0.68)	61	194
12-31-2005	11.51	(0.09)[1]	0.30	0.21	—	—	—	—	11.72	1.82	[2]	1.37	[3]	1.34	(0.79)	62	54
12-31-2004	11.42	(0.05)[1]	0.14	0.09	—	—	—	—	11.51	0.79	[2]	1.36	[3]	1.33	(0.42)	71	55

1.Based on the average of the shares outstanding.
2.Total returns would have been lower had certain expenses not been reduced during the periods shown.
3.Does not take into consideration expense reductions during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
	Year Ended 12-31-2007	Year Ended 12-31-2007

Portfolio
Science & Technology Series II	0.01	19.19%

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Cap Growth Trust
Series II
12-31-2008	10.25	(0.04)[1]	(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)[2,3]		1.39	[4]	1.39		(0.47)	27	191	[13]
12-31-2007	11.48	(0.05)[1]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[2,3,5]	1.38	[4]	1.37		(0.41)	40	104
12-31-2006	10.14	(0.10)[1]	1.44	1.34	—	—	—	—	11.48	13.21	[3,6]	1.40	[4]	1.40		(0.95)	31	162
12-31-2005[7]	8.06	(0.07)[1]	2.37	2.30	—	(0.22)	—	(0.22)	10.14	28.75	[2,8]	1.41	[9]	1.41	[9]	(1.07)[9]	19	140

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Small Cap Growth Series II	0.00 [12]	13.77%

6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Series II shares began operations on 4-29-05.
8.Not annualized.
9.Annualized.
12.Less than $0.01 per share.
13.Excludes merger activity.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Small Cap Opportunities Trust
Series II
12-31-2008	20.57	0.14	[1]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)[2,3]		1.31	[4]	1.31	0.83	26	107
12-31-2007	24.26	0.25	[1]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[2,3,5]		1.28	[4]	1.28	1.05	54	41
12-31-2006	22.71	0.24	[1]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[2,3]	1.27	[4]	1.27	1.03	76	36
12-31-2005	21.55	0.11	[1]	1.47	1.58	—	(0.42)	—	(0.42)	22.71	7.61	[2]	1.32		1.32	0.49	83	113
12-31-2004	17.48	0.15	[1]	4.24	4.39	(0.02)	(0.30)	—	(0.32)	21.55	25.48	[2]	1.33		1.33	0.81	127	40

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Small Cap Opportunities Series II	0.02	−7.89%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Value Trust
Series II
12-31-2008	16.16	0.13	[1]	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73	(26.31)[2,3]		1.37	[4]	1.37		0.87		48	42
12-31-2007	20.50	0.12	[1]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[2,3]		1.36	[4]	1.36		0.63		69	46	[5]
12-31-2006	20.90	0.09	[1]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[2,3,6]	1.37	[4]	1.37		0.48		69	49
12-31-2005[7]	18.45	—	[1,11]	2.68	2.68	—	(0.23)	—	(0.23)	20.90	14.56	[2,8]	1.38	[9]	1.38	[9]	0.01	[9]	34	68

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Series II shares began operations on 4-29-05.
8.Not annualized.
9.Annualized.
11.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Small Company Value Trust
Series II
12-31-2008	18.11	0.05	[1]	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)[2,3]		1.33	[4]	1.28	0.28	82	30
12-31-2007	21.76	0.01	[1]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[2,3,5]		1.31	[4]	1.26	0.03	145	18
12-31-2006	22.13	—	[1,6]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[2,3]	1.32	[4]	1.28	(0.01)	195	16
12-31-2005	21.10	(0.01)[1]		1.39	1.38	(0.01)	(0.34)	—	(0.35)	22.13	6.73	[2,3]	1.32	[4]	1.30	(0.03)	199	12
12-31-2004	17.10	0.06	[1]	4.18	4.24	(0.02)	(0.22)	—	(0.24)	21.10	25.06	[2]	1.30		1.30	0.32	278	9

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Small Company Value Series II	— [6]	−1.35%

6.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Strategic Bond Trust
Series II
12-31-2008	10.91	0.69	[1]	(2.46)	(1.77)	(0.71)	—	—	(0.71)	8.43	(16.22)[2,3]		1.01	[4]	1.01	6.77	60	65	[5]
12-31-2007	12.00	0.64	[1]	(0.67)	(0.03)	(1.06)	—	—	(1.06)	10.91	(0.35)[2,3]		0.99	[4]	0.99	5.51	99	83	[5]
12-31-2006	12.01	0.59	[1]	0.18	0.77	(0.78)	—	—	(0.78)	12.00	6.86	[2,3]	1.00	[4]	1.00	5.07	111	141
12-31-2005	11.98	0.49	[1]	(0.20)	0.29	(0.26)	—	—	(0.26)	12.01	2.44	[2]	1.01		1.01	4.09	114	59
12-31-2004	11.69	0.42	[1]	0.30	0.72	(0.43)	—	—	(0.43)	11.98	6.39	[2]	1.03		1.03	3.63	407	52

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 300% for 12-31-08 and 463% for 12-31-07. Prior years exclude the effect of TBA transactions.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Total Return Trust
Series II
12-31-2008	13.90	0.54	[1]	(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	[2,3]	1.00	[4]	0.99		3.90	264	145	[5]
12-31-2007	13.79	0.61	[1]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[2,3]	1.01	[4,6,7]	1.01	[6,7]	4.47	236	196	[5]
12-31-2006	13.78	0.54	[1]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[2,3]	1.01	[4]	1.01		4.01	248	254
12-31-2005	14.11	0.41	[1]	(0.10)	0.31	(0.29)	(0.35)	—	(0.64)	13.78	2.25	[2]	1.01		1.01		2.92	286	409	[8]
12-31-2004[9]	14.17	0.23	[1]	0.41	0.64	(0.53)	(0.17)	—	(0.70)	14.11	4.71	[2]	1.00		1.00		1.69	620	251

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 476% for 12-31-08 and 286% for 12-31-07. Prior years exclude the effect of TBA transactions.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

6.Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	Ratio of gross	Ratio of net
	expenses to average	expenses to average
	net assets	net assets
Series II	1.00%	1.00%

7.Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
8.Excludes merger activity.
9.As a result of changes in generally accepted accounting principles, periodic payments made under interest-rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series II, and the net investment income ratio by less than (0.01%) for Series II for the year ended 12-31-04.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
U.S. Government Securities Trust
Series II
12-31-2008	12.84	0.34	[1]	(0.55)	(0.21)	(0.45)	—	—	(0.45)	12.18	(1.64)[2,3]		0.95	[4]	0.94	2.69	93	44	[5]
12-31-2007	13.52	0.57	[1]	(0.18)	0.39	(1.07)	—	—	(1.07)	12.84	2.93	[2,3]	0.93	[4]	0.93	4.26	81	108	[5]
12-31-2006	13.63	0.53	[1]	0.01	0.54	(0.65)	—	—	(0.65)	13.52	4.19	[2,3]	0.95	[4]	0.95	4.00	85	57
12-31-2005	13.88	0.35	[1]	(0.15)	0.20	(0.19)	(0.26)	—	(0.45)	13.63	1.45	[2]	0.94		0.94	2.53	103	26
12-31-2004	13.97	0.21	[1]	0.15	0.36	(0.26)	(0.19)	—	(0.45)	13.88	2.70	[2]	0.94		0.94	1.56	264	77

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 520% for 12-31-08 and 775% for 12-31-07. Prior years exclude the effect of TBA transactions.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Value Trust
Series II
12-31-2008	17.29	0.13	[1]	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)[2,3]		1.05	[5]	1.05	0.88	27	50
12-31-2007	22.62	0.13	[1]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[2,3,4]	1.03	[5]	1.03	0.60	56	73
12-31-2006	21.81	0.13	[1]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[2,3]	1.03	[5]	1.03	0.64	59	65
12-31-2005	19.50	0.04	[1]	2.36	2.40	(0.09)	—	—	(0.09)	21.81	12.35	[2]	1.06		1.06	0.20	46	67
12-31-2004	17.04	0.07	[1]	2.48	2.55	(0.09)	—	—	(0.09)	19.50	15.04	[2]	1.05		1.05	0.40	49	80

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Value Series II	0.03	7.82%

5.Does not take into consideration expense reductions during the periods shown.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. For certain Funds the advisory or management fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund.

Fund	APR	Advisory Fee Breakpoint

Blue Chip Growth Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Fund, a series of JHF II)

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million ; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Fund, a series of JHF II)

Core Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Core Balanced Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Core Disciplined Diversifcation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Core Fundamental Holdings Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.05%	— first $500 milllion; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 milllion; and
	0.49%	— excess over $500 million.

Core Global Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.05%	— first $500 milllion; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 milllion; and
	0.49%	— excess over $500 million.

Core Strategy Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Equity-Income Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Equity-Income Fund, a series of JHF II)

Financial Services Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million.

Fundamental Value Trust	0.85%	— first $50 million;
	0.80%	— next $450 million; and
	0.75%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Fundamental Value Fund, a series of JHF II)

Global Allocation Trust	0.85%	— first $500 million; and
	0.80%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Global Allocation Fund, a series of JHF II)

Global Bond Trust	0.70%	— at all asset levels.

Health Sciences Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million

High Income Trust	0.725%	— first $150 million;
	0.675%	— next $350 million;
	0.650%	— next $2 billion
	0.600%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II)

High Yield Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II)

International Core Trust	0.920%	— first $100 million;
	0.895%	— next $900 million; and
	0.880%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the International Core Fund, a series of JHF II)

International Opportunities Trust	0.900%	— first $750 million;
	0.850%	— next $750 million; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the fund, and the International Opportunities Fund, a series of JHF II)

International Small Cap Trust	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million (Aggregate Net Assets include the net assets of the fund and the International Small Cap Fund, a series of JHF II)

International Value Trust	0.95%	— first $200 million;
	0.85%	— next $300 million; and
0.80%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Global Trust, a series of JHT, and the International Value Fund and the Global Fund, each a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Investment Quality Bond Trust	0.60%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II)

Lifestyle Aggressive Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust (Collectively, the “JHT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the five Lifestyle Funds that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

Mid Cap Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Index Fund, a series of JHF II)

Mid Cap Intersection Trust	0.875%	— first $500 million; and
	0.850%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Intersection Fund, a series of JHF II)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II)

Money Market Trust	0.50%	— first $500 million; and
	0.47%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Money Market Fund, a series of JHF II)

Natural Resources Trust	1.05%	— first $50 million; and
	1.00%	— excess over $50 million. (Aggregate Net Assets include the net assets of the fund and the Natural Resources Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Pacific Rim Trust	0.80%	— first $500 million; and
	0.70%	— excess over $500 million

Real Estate Securities Trust	0.70%	— at all asset levels. (Aggregate Net Assets include the net assets of the fund and the Real Estate Securities Fund, a series of JHF II)

Science & Technology Trust	1.05%	— first $500 million; and
	1.00%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Science & Technology Fund, a series of JHF II)

Small Cap Growth Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II)

Small Cap Opportunities Trust	1.00%	— first $500 million;
	0.95%	— next $500 million;
	0.900%	— next 1 billion; and
	0.850%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Small Cap Opportunities Fund, a series of JHF II)
		The Adviser has agreed to cap the advisory fee so that the difference between the advisory fee and the aggregate subadvisory fee does not exceed 0.45%.

Small Cap Value Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II)

Small Company Value Trust	1.05%	— first $500 million; and
	1.00%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Company Value Fund, a series of JHF II)

Strategic Bond Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Strategic Bond Fund, a series of JHF II)

Total Return Trust		If PIMCO is the subadviser to the fund, the following fee schedule shall apply: If Relationship Net Assets* equal or exceed $3 Billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1billion of Total Return Net Assets **.
		If Relationship Net Assets* are less than $3 Billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
		If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1billion of Total Return Net Assets **.
		*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHT and the JHF II that are subadvised by the Pacific Investment Management Company. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund each a series of JHF II.
		**The term Total Return Net Assets includes the net assets of the Total Return Trust and the Total Return Fund, a series of JHF II.

Fund	APR	Advisory Fee Breakpoint

U.S. Government Securities Trust	0.62%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the U.S. Government Securities Fund, a series of JHF II)

Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Value Fund, a series of JHF II)

.

FOR MORE INFORMATION

The following document is available that offers further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet:  www.jhlifeinsurance.com or www.jhannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-800-SEC-0330

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146